UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC. 20549

 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. 1_	[X]

Post-Effective Amendment No. ___	[_]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 1	[X]

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 WIRELESS FUND
(Exact name of registrant as specified in charter)

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 411 West Madison Avenue,
El Cajon, California 92020-3226
(Address of principal executive offices)

Registrant's Telephone Number: 619-588-9700

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 Ross C. Provence, 411 West Madison Avenue, El Cajon, CA
92020 (Name and address of agent for service)

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Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has elected to register an indefinite number of shares of beneficial interest.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

[Outside front cover]

Prospectus

April 1, 2000

Wireless Fund

For Investors Seeking Long-Term Growth of Capital

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, nor has the Commission determined that this Prospectus is complete or accurate. Any representation to the contrary is a criminal offense .

Wireless Fund
411 West Madison Avenue
El Cajon, CA 92020

Logo

Table of Contents

The Fund	4

The Objective of the Wireless Fund	4

The Principal Investment Strategies and Policies of the Wireless Fund	4

The Investment Selection Process Used by the Fund	5

The Principal Risks of Investing in the Wireless Fund	6

Who Should Invest	8

Costs of Investing in the Fund	9

Expense Example	9

Additional Investment Strategies and Risk Considerations	10

Who Manages the Fund	12

The Investment Adviser	12

Sub-Advier	12

How to Buy and Sell Shares	13

Pricing of Fund Shares	13

Investing in the Fund	14

Minimum Investments	14

Types of Account Ownership	15

Instructions For Opening and Adding to an Account	16

Telephone and Wire Transactions	17

Tax-Deferred Plans	18

Types of Tax-Deferred Accounts	18

Automatic Investment Plans	19

Instructions For Selling Fund Shares	20

Additional Redemption Information	21

Shareholder Communications	23

Dividends and Distributions	23

Taxes	24

Trustees and Officers	25

Other Information	26

Where To Go For Information	27

Prospectus 2

Your Guide
to the Prospectus

This Prospectus is designed to help you make an informed decision about whether investing in the Wireless Fund is appropriate for you. Please read it carefully before investing and keep it on file for future reference. To make this Prospectus easy for you to read and understand, we have divided it into three sections: The Fund, Who Manages the Fund and How to Buy and Sell Shares. Each section is organized to help you quickly identify the information that you are looking for. The first section, The Fund, tells you four important things about the Fund that you should know before you invest:

* The Fund's investment objective - what the Fund is trying to achieve.

* The principal investment strategies of the Fund - how the Fund tries to meet its investment objective.

* The Fund's method of selecting investments - how the Fund chooses its primary investments.

* Risks you should be aware of - the principal risks of investing in the Fund.

The other sections of the Prospectus - Who Manages the Fund and How to Buy and Sell Shares - provide you with information about the Fund's management, the services and privileges available to you, how we price shares of the Fund and how to buy and sell shares of the Fund.

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The Fund

Wireless Fund

The Objective of the Fund

* The Wireless Fund seeks long-term growth of capital.

The Principal Investment Strategies
and Policies of the Wireless Fund

*  The Wireless Fund, under normal market conditions, invests at least 65% of its assets in the securities of companies engaged in the development, production, or distribution of wireless related products or services. Companies that are candidates for the Fund include, but are no limited to communication services; communication equipment; software and programming; computer hardware; peripherals; storage devices; semiconductors; and data networking for the wireless industry. The Fund may invest in both small and large companies, without regard to their size.

THE FUND

* The Fund is a "non-diversified" portfolio, which means it can invest in fewer securities at any one time than diversified portfolios.

[Side panel: The Fund's daily share price can be found at the Wireless Fund Web Page at http://www.wireless-fund.com or by calling 1-800-590-0898.]

[Side panel: The Fund's objective may be changed by the Board of Trustees without shareholder approval. You will receive advance written notice of any material changes to the Fund's objective. If there is a material change, you should consider whether the Fund remains an appropriate investment for you.]

[Side panel: Market capitalization is the most commonly used measure of the size and value of a company. A company's market capitalization is computed by multiplying the current share price by the total number of shares outstanding. There is no limitation to market capitalization for the Wireless Fund.]

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* The Fund invests primarily in growth companies whose revenues and earnings are likely to grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income.

* Under adverse market conditions, when investment opportunities are limited, or in the event of exceptional redemption requests, the Fund may hold cash or cash-equivalents and invest without limit in obligations of the U.S. Government and its agencies and in money market securities, including high-grade commercial paper, certificates of deposit, repurchase agreements and short-term debt securities. Under these circumstances, the Fund may not participate in stock market advances or declines to the same extent it would had it remained more fully invested in common stocks. As a result, the Fund may not achieve its investment objective.

The Investment Selection Process
Used by the Fund

Value Trend Capital Management, LP, the investment adviser follows a growth investment strategy for the Wireless Fund. Its investment objective is to seek long-term growth of capital by investing primarily in common and preferred stocks and warrants or other rights and convertible securities.

The Adviser uses several approaches in analyzing economic value of growth stocks, but considers the primary determinant of value to be a company's long-term ability to generate profits for its shareholders. The Adviser considers whether a stock is trading at a price below which the investment adviser believes it should be trading based on price relative to projected future earnings, price relative to the earnings growth rate and price relative to return on equity. Once the Adviser has identified a potential stock for a portfolio, the Adviser will consider it for the Fund.

[Side panel: MUTUAL FUNDS

GENERALLY emphasize either "growth" or "value" styles of investing. Growth funds invest in companies that exhibit faster-than-average growth in revenues and earnings, appealing to investors who are willing to accept more volatility in hopes of a greater increase in share price. The Wireless Fund invests with an emphasis on "growth". Value funds invest in companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects. Value funds appeal to investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations. ]

[Side panel: All mutual funds must elect to be "diversified" or "non-diversified." As a non-diversified portfolio, the Fund may invest half of its total assets in two or more securities, while the other half is spread out among investments not exceeding 5% of the Fund's total assets at the time of purchase. As a result, the Fund has the ability to take larger positions in a smaller number of securities than a diversified portfolio. These limitations do not apply to U.S. Government securities. ]

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The Principal Risks of
Investing in the Fund

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund's investments. There is the risk the Adviser will not accurately predict the direction of these and other factors and, as a result, the Adviser's investment decisions may not accomplish what they were intended to achieve. You could lose money investing in the Fund. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program.

Risks of Investing in Common Stocks

The Wireless Fund invests primarily in common stocks, which subjects the Fund and their shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invest may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect an individual company's performance, such as the strength of its management or the demand for its product or services. You should be aware that the value of a company's share price may decline as a result of poor decisions made by management or lower demand for the company's products or services. In addition, a company's share price may also decline if its earnings or revenues fall short of expectations.

[Side panel: FUNDAMENTAL VS. TECHNICAL ANALYSIS: There are two major schools of stock market analysis used in determining whether a particular stock or group of stocks are undervalued or overvalued relative to their current market price. The first major school is "fundamental analysis" which relies on an analysis of the balance sheet and income statements of companies in order to forecast their future stock price movements. The other major school is "technical analysis" which is not concerned with the financial position of a company, but instead relies on price and volume movements through the use of charts and computer programs to identify and project trends in a market or security. The Adviser relies on both fundamental and technical analysis in selecting portfolio securities for the Fund.]

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There are overall stock market risks that may also affect the value of the Fund. Over time, the stock markets tend to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of the Fund's investments may increase or decrease more than the stock markets in general.

Risk of Non-Diversification

As previously mentioned, the Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified". Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Industry Risk

Industry risk is the possibility that stocks within the same industry will decline in price due to industry-specific market or economic developments. Because the Wireless Fund concentrates its investments in the wireless industry, the Fund is subject to the risk that companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment. Because of the rapid pace of technological development within the wireless industry, there is the risk that the products and services developed by these companies may become rapidly obsolete or have relatively short product cycles. There is also the risk that the products or services offered by these companies will not meet expectations or even reach the marketplace. Although the Adviser currently believes that investments by the Fund in the wireless industry will offer greater opportunity for growth of capital than investments in other industries, such investments can fluctuate dramatically in value and will expose you to greater than average risk.

Small Company Risk

The Fund may invest a substantial portion of its assets in small and mid-capitalization companies. While smaller companies generally have the potential for rapid growth, they often involve higher risks because they lack the management experience, financial resources, product diversification and competitive strengths of larger corporations. In addition, in many instances the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to wider price fluctuations. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time. Investments in smaller companies tend to be more volatile and somewhat more speculative.

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Who Should Invest

The Fund may be suitable for you if:

* You are seeking long-term growth of capital - at least five years.

* You can tolerate greater risks associated with common stock investments.

* You are not looking for current income.

* You characterize your investment temperament as "aggressive."

* You are seeking a fund that emphasizes investments in a focused group of common stocks.

* You are willing to accept significant fluctuations in share price.

* You are not pursuing a short-term goal or investing emergency reserves.

Performance History

There is no performance information for the Wireless Fund.

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Costs of Investing in the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Wireless Fund. Annual fund operating expenses are paid out of the assets of the Fund, so their effect is already included in the Fund's daily share price.

Wireless Fund
Shareholder Fees
(fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Deferred Sales Charge (Load)	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees	1.95%
12b-1 Distribution Fees	None
Other Expense	None
Total Annual Fund Operating Expenses	1.95%

[Side panel: The Fund is a no-load fund, which means you do not pay any fees when you buy or sell shares of the Fund. As a result, all of your investment goes to work for you.]

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Shareholder Transaction Expenses

	One Year	Three Years	Five Years
Your costs:
Wireless Fund	$ 198	$612	$1,052

[Side panel: UNDERSTANDING EXPENSES:
Operating a mutual fund involves a variety of expenses including those for portfolio management, shareholder statements, tax reporting and other services. These expenses are paid from the Fund's assets in the form of a management fee. Their effect is already factored into the Fund's daily share price and returns.]

Prospectus 9

Additional Investment Strategies
and Risk Considerations

General

The Wireless Fund invest primarily in common stocks and similar securities, including preferred stocks, warrants, securities convertible into common stock and securities purchased on a when-issued basis.

Special Situations

The Fund may invest in special situations. A special situation arises when the Adviser believes that the securities of an issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include significant changes in a company's allocation of its existing capital, a restructuring of assets, a redirection of free cash flows, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event or a difference in market supply and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

Portfolio Turnover

The Fund generally purchase securities for long-term investment although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or comparable security to take advantage of short-term differentials in securities prices. Changes are made in the Fund's portfolio whenever the Adviser believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions.

Options and Other Derivatives

The Fund may use options on securities, securities indices and other types of derivatives primarily for hedging purposes. The Fund may also invest, to a lesser degree, in these types of securities for non-hedging purposes, such as seeking to enhance returns.

Derivatives are financial instruments whose value depends upon, or is derived from, the value of the underlying investment, pool of investments, or index. the Fund's return on a derivative typically depends on the change in the value of the investment, pool of investments, or index specified in the derivative instrument. Derivatives

Prospectus 10

involve special risks and may result in losses. The Fund will be dependent on the Adviser's ability to analyze and manage these sophisticated instruments. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. the Fund's use of derivatives may also increase the amount of taxes payable by shareholders.

Foreign Securities

There is no limitation to investing in foreign securities. These investments may be publicly traded in the United States or on a foreign exchange and may be bought and sold in a foreign currency. The Adviser generally selects foreign securities on a stock-by-stock basis based on growth potential. Foreign investments are subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.

Fixed Income Securities

Under normal market conditions, the Fund may invest up to 15% of its total assets in all types of fixed income securities, including U.S. government obligations, and up to 10% of its total assets in high-yield bonds. The Fund may also purchase fixed income securities on a when-issued, delayed delivery, or forward commitment basis.

Fixed income securities are subject to credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if an issuer of a fixed income security cannot meet its financial obligations or goes bankrupt. Interest rate risk is the risk that the Fund's investments in fixed income securities may fall when interest rates rise.

Investments in high-yield bonds are considered to be more speculative than higher quality fixed income securities. They are more susceptible to credit risk than investment-grade securities, especially during periods of economic uncertainty or economic downturns. The value of lower quality securities are subject to greater volatility and are generally more dependent on the ability of the issuer to meet interest and principal payments than higher quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings.

Short Sales

The Fund may enter into short sales. If this practice is used by the Fund, the intent would be to primarily hedge the Fund's portfolio by shorting against existing portfolio holdings or securities whose values are linked to various indices such as, Standard & Poor's Depository Receipts, Diamonds Trust, NASDAQ 100 Trust, and Merrill Lynch HOLDRs Trust. Investing for hedging purposes may result in certain transaction costs which may reduce the Fund's performance. In addition, there is no assurance that a short position will achieve a perfect correlation with the security that is being hedged against.

Prospectus 11

Who Manages the Fund

The Investment Adviser

Value Trend Capital Management, LP, is the investment adviser of the Fund and has responsibility for the management of the Fund's affairs, under the supervision of the Trust's Board of Trustees. The Fund's investment portfolio is managed on a day-to-day basis by Value Trend Capital Management, LP, under the general oversight of the Board of Trustees.

Value Trend Capital Management, LP, was organized in 1995 and has been managing investment accounts and money since that time. The Adviser serves as investment adviser to individuals, trusts, retirement plans, and non-profit organizations, and manages the Value Trend Funds. The address of Value Trend Capital Management, LP, is 411 West Madison Avenue, El Cajon, Ca 92020. The General Partners of Value Trend Capital Management, LP, are Ross C. Provence and Jeffrey R. Provence who also act as Trustees to the Trust. Each owns 50% and therefore are regarded to control Value Trend Capital Management, LP, for purposes of the 1940 Act.

Value Trend Capital Management, LP, manages the investment portfolio of the Fund, subject to policies adopted by the Trust's Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. Value Trend Capital Management also pays the salaries and fees of all officers and trustees of the Trust who are also officers, directors, or employees of Value Trend. Value Trend Capital Management pays all operating expenses of the Fund, with the exception of taxes, interest, brokerage commissions and extraordinary expenses. For its services, the Adviser receives a fee of 1.95% per year of the average daily net assets of the Wireless Fund.

Sub-Adviser

Berkshire Capital Holdings, Inc. ("Berkshire Capital"), is the Sub-Adviser of the Fund and has responsibility for providing investment ideas and recommendations for the assets of the Fund, subject to the supervision of the Investment Adviser. Berkshire Capital Holdings, Inc., is located at 475 Milan Drive, Suite #103, San Jose, California 95134.

Prospectus 12

Malcolm R. Fobes III is the Chairman and Chief Executive Officer of Berkshire Capital. He has been the portfolio manager of the Berkshire Focus Fund since its inception 1997 and the Berkshire Technology Fund since its inception in 1999. Mr. Fobes founded Berkshire Capital Holdings, Inc. in 1993, where he has been responsible for directing the company's investment programs in both public and private companies located in Silicon Valley. As full compensation for all services rendered, including investment ideas and recommendations for the assets of the Fund, the Investment Adviser pays the Sub-Adviser compensation at the annual rate of 0.35% of the Fund's average daily net assets from the Investment Adviser's fee.

How to Buy and Sell Shares

Pricing of Fund Shares

The price you pay for a share of the Fund, and the price you receive upon selling or redeeming a share of the Fund, is called the Fund's net asset value ("NAV"). The NAV is calculated by taking the total value of the Fund's assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent:

Total Assets - Liabilities
Net Asset Value =	------------------------------------
Number of Shares Outstanding

The NAV is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. All purchases, redemptions or reinvestments of Fund shares will be priced at the next NAV calculated after your order is received in proper form by the Fund's Transfer Agent, Mutual Shareholder Services. Your order must be placed with the Transfer Agent prior to the close of the trading of the New York Stock Exchange in order to be confirmed for that day's NAV. The Fund's investments are valued at market value or, if a market quotation is not readily available, at the fair value determined in good faith by the Adviser, subject to the review and oversight of the Fund's Board of Trustees. The Fund may use pricing services to determine market value.

Prospectus 13

Investing in the Fund

You may purchase shares directly through the Fund's Transfer Agent or through a brokerage firm or other financial institution that has agreed to sell the Fund's shares. If you are investing directly in the Fund for the first time, you will need to establish an account by completing a Shareholder Account Application. (To establish an IRA, complete an IRA Application.) To request an application, call toll-free 1-800-590-0898 or visit our website at www.wireless-fund.com to download an application. Your initial investment minimum can be found in the table below. The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts. Investment minimums may be higher or lower to investors purchasing shares through a brokerage firm or other financial institution.

Minimum Investments

	Initial	Additional
Regular Account	$5,000	$100
Automatic Investment Plan	$2,500	$100*
IRA Account	$1,000	$100
Education IRA	$500	$100

*An Automatic Investment Plan requires a $100 minimum automatic monthly or quarterly investment.

[Side panel: INVESTMENTS MADE THROUGH BROKERAGE FIRMS OR OTHER FINANCIAL INSTITUTIONS:

If you invest through a brokerage firm or other financial institution, the policies and fees may be different than those described here. Financial advisers, financial supermarkets, brokerage firms, and other financial institutions may charge transaction and other fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution if you have any questions. Your financial institution is responsible for transmitting your order in a timely manner.]

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash, credit cards or third party checks will be accepted. A $20 fee will be charged against your account for any payment check returned to the Transfer Agent or for any incomplete electronic fund transfer, or for insufficient fund, stop payment, closed account or other reasons. If a check does not clear your bank or the Fund is unable to debit your predesignated bank account on the day of purchase, the Fund reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. The Fund (or Fund agent) have the

Prospectus 14

authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund. Your investment in the Fund should be intended to serve as a long-term investment vehicle. The Fund is not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. The Fund reserves the right to reject any purchase request that they regard as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading. The Fund also reserves the right to stop offering shares at any time.

Types of Account Ownership

You can establish the following types of accounts by completing a Shareholder Account Application:

* Individual or Joint Ownership

Individual accounts are owned by one person. Joint accounts have two or more owners.

* A Gift or Transfer to Minor (UGMA or UTMA) An UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's social security number on the application.

* Trust

An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

* Business Accounts

Corporation and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of a partnership.

* IRA Accounts
See "Tax-Deferred Plans" on page 18.

Prospectus 15

Instructions For Opening and Adding to an Account

TO OPEN AN ACCOUNT

By Mail

Complete and sign the ShareholderApplication or an IRA Application

Make your check payable to Wireless Fund
* For IRA accounts, please specify your name, account number, and the year for which the contribution is made.

TO ADD TO AN ACCOUNT

By Mail

Complete the investment slip that is
included with your account statement, and write your account number on your check.   If you no longer have your investment slip, please reference address on your check.

Mail your application and check to: Mail the slip and the check to:

Wireless Fund c/o Mutual Shareholder Services 1301 East Ninth Street, Suite 1005 Cleveland, Ohio 44114	Wireless Fund c/o Mutual Shareholder Services 1301 East Ninth Street, Suite 1005 Cleveland, Ohio 44114

By overnight courier, send to:

Wireless Fund c/o Mutual Shareholder Services 1301 East Ninth Street, Suite 1005 Cleveland, Ohio 44114

Prospectus 16

TO OPEN AN ACCOUNT By Wire Call 1-877-59-FUNDS for instructions and obtain an investor account number or an IRA account number prior to wiring to the Fund.	TO ADD TO AN ACCOUNT By Wire Send your investment to The Firstar Bank by following the instrutions listed in the column to the left.

Send your investment to The Firstar Bank, N.A.
with these instructions:

* Firstar Bank, N.A.
* ABA#: 0420-0001-3
* Attn: Wireless Fund
* DDA#: 821661675
* For further credit to:
* Account Name (shareholder name)
* Include Social Security Number or Tax ID
* Shareholder Account Number

Telephone and Wire Transactions

With respect to all transactions made by telephone, the Fund and its Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include, among others, requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmation of all such transactions, and/or tape recording all telephone instructions. If reasonable procedures are followed, then neither the Fund nor the Transfer Agent will be liable for any loss, cost, or expense for acting upon an investor's telephone instructions or for any unauthorized telephone redemption. In any instance where the Fund's Transfer Agent is not reasonably satisfied that instructions received by telephone are genuine, neither the Fund nor the Transfer Agent shall be liable for any losses which may occur because of delay in implementing a transaction.

Prospectus 17

If you purchase your initial shares by wire, the Transfer Agent first must have received a completed account application and issued an account number to you. The account number must be included in the wiring instructions as set forth on the previous page. The Transfer Agent must receive your account application to establish shareholder privileges and to verify your account information. Payment of redemption proceeds may be delayed and taxes may be withheld unless the Fund receives a properly completed and executed account application.

Shares purchased by wire will be purchased at the NAV next determined after the Transfer Agent receives your wired funds and all required information is provided in the wire instructions. If the Transfer Agent is notified no later than 3:00 p.m. Eastern time of the wire instructions, and the wired funds are received by the Transfer Agent no later than 5:00 p.m. Eastern time, then the shares purchased will be priced at the NAV determined on that business day. If the wire is not received by 5:00 p.m. Eastern time, the purchase will be effective at the NAV next calculated after receipt of the wire.

Tax-Deferred Plans

If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. Tax-deferred accounts include retirement plans described below and the Education IRA. Distributions from these plans are generally subject to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

The Firstar Bank, N.A., serves as the custodian for the tax-deferred accounts offered by the Fund. You will be charged an annual account maintenance fee of $8 for each tax-deferred account you have with the Fund. You may pay the fee by check or have it automatically deducted from your account (usually in December). The custodian reserves the right to change the amount of the fee or to waive it in whole or part for certain types of accounts.

Types of Tax-Deferred Accounts

* Traditional IRA

An individual retirement account. Your contribution may or may not be deductible depending on your circumstances. Assets can grow tax-deferred and distributions are taxable as income.

Prospectus 18

* Roth IRA

An IRA with non-deductible contributions, tax-free growth of assets, and tax-free distributions for qualified distributions.

* Spousal IRA

An IRA funded by a working spouse in the name of a non-earning spouse.

* Education IRA

This plan allows individuals, subject to certain income limitations, to contribute up to $500 annually on behalf of any child under the age of eighteen.

* SEP-IRA

An individual retirement account funded by employer contributions. Your assets grow tax-deferred and distributions are taxable as income.

* Keogh or Profit Sharing Plans

These plans allow corporations, partnerships and individuals who are self-employed to make tax-deductible contributions of up to $30,000 for each person covered by the plans.

* 403(b) Plans

An arrangement that allows employers of charitable or educational organizations to make voluntary salary reduction contributions to a tax- deferred account.

* 401(k) Plans

Allows employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.

Automatic Investment Plans

By completing the Automatic Investment Plan section of the account application, you may make automatic monthly or quarterly investments ($100 minimum per purchase) in the Fund from your bank or savings account. Your initial investment minimum is $2,500 if you select this option. Shares of the Fund may also be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of their payroll or Social Security checks transferred automatically to purchase shares of the Fund.

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FOR INVESTING

Automatic Investment Plan For making automatic investments from a designated bank account.	Payroll Direct Deposit Plan For making automatic investments from your payroll check.

Dividend Reinvestment
All income dividends and capital gains dis-
tributions will be automatically reinvested
in shares of the Fund unless you indicate
otherwise on the account application or in
writing.

Instructions For Selling Fund Shares

You may sell all or part of your shares on any day that the New York Stock Exchange is open for trading. Your shares will be sold at the next NAV per share calculated after your order is received in proper form by the Transfer Agent. The proceeds of your sale may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your sale. Your order will be processed promptly and you will generally receive the proceeds within seven days after receiving your properly completed request. The Fund will not mail any proceeds unless your investment check has cleared the bank, which may take up to fifteen calendar days. This procedure is intended to protect the Fund and its shareholders from loss. If the dollar or share amount requested is greater than the current value of your account, your entire account balance will be redeemed. If you choose to redeem your account in full, any automatic services currently in effect for the account will be terminated unless you indicate otherwise in writing.

TO SELL SHARES

By Mail

Write a letter of instruction that includes:

* The names(s) and signature(s) of all account owners.
* Your account number.
* The dollar or share amount you want to sell.
* Where to send the proceeds.
* If redeeming from your IRA, please note applicable withholding requirements.
* Obtain a signature guarantee or other documentation, if required.

Prospectus 20

Mail your request to: Wireless Fund c/o Mutual Shareholder Services 1301 East Ninth Street, Suite 1005 Cleveland, Ohio 44114	By overnight courier, send to: Wireless Fund c/o Mutual Shareholder Services 1301 East Ninth Street, Suite 1005 Cleveland, Ohio 44114

By Telephone

You will automatically be granted telephone redemption privileges unless you decline them in writing or indicate on the appropriate section of the account application that you decline this option. Otherwise, you may redeem Fund shares by calling 1-877-59-FUNDS. Redemption proceeds will only be mailed to your address of record.

You will not be able to redeem by telephone and have a check sent to your address of record for a period of 15 days following an address change.

* Unless you decline telephone privileges in writing or on your account application, as long as the  Fund takes reasonable measures to verify the order, you may be responsible for any fraudulent telephone order.

*  You may only redeem a maximum of $25,000 per day by telephone.

For specific information on how to redeem your account, and to determine if a signature guarantee or other documentation is required, please call toll-free in the U.S.1-877-59-FUNDS.

Additional Redemption Information

Signature Guarantees

Signature guarantees are designed to protect both you and the Fund from fraud. A signature guarantee of each owner is required to redeem shares in the following situations:

* If you change ownership on your account.

* If you request the redemption proceeds to be sent to a different address than that registered on the account.

* If the proceeds are to be made payable to someone other than the account's owner(s).

* If a change of address request has been received by the Transfer Agent within the last 15 days.

* If you wish to redeem $25,000 or more from any shareholder account.

Prospectus 21

Signature guarantees can be obtained from most banks, savings and loan associations, trust companies, credit unions, broker/dealers, and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A notary public cannot provide signature guarantees.

The Fund reserves the right to require a signature guarantee under other circumstances or to delay a redemption when permitted by Federal Law. For more information pertaining to signature guarantees, please call 1-877-59-FUNDS.

Corporate, Trust and Other Accounts

Redemption requests from corporate, trusts, and other accounts may require documents in addition to those described above, evidencing the authority of the officers, trustees or others. In order to avoid delays in processing redemption requests for these accounts, you should call the Transfer Agent at 1-877-59-FUNDS to determine what additional documents are required.

Address Changes

To change the address on your account, call the Transfer Agent at 1-877-59-FUNDS or send a written request signed by all account owners. Include the account number(s) and name(s) on the account and both the old and new addresses. Certain options may be suspended for a period of 15 days following an address change.

Transfer of Ownership

In order to change the account registration or transfer ownership of an account, additional documents will be required. In order to avoid delays in processing these requests, you should call the Transfer Agent at 1-877-59-FUNDS to determine what additional documents are required.

Redemption Initiated by the Fund

Because there are certain fixed costs involved with maintaining your account, the Fund may require you to redeem all of your shares if your account balance falls below $5,000. After your account balance falls below the minimum balance, you will receive a notification from the Fund indicating its intent to close your account along with instructions on how to increase the value of your account to the minimum amount within 60 days. If your account balance is still below $5,000 after 60 days, the Fund may close your account and send you the proceeds. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. The right of redemption by the Fund will not apply if the value of your account balance falls below $5,000 because of market performance. The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund.

Prospectus 22

Shareholder Communications

Account Statements

Every quarter, shareholders of the Fund will automatically receive regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Confirmations

Confirmation statements will be sent after each transaction that affects your account balance or account registration.

Regulatory Mailings

Financial reports will be sent at least semiannually. Annual reports will include audited financial statements. To reduce expenses, one copy of each report will be mailed to each taxpayer identification number even though the investor may have more than one account in the Fund.

Dividends and Distributions

The Fund intends to pay distributions on an annual basis and expects that distributions will consist primarily of capital gains. You may elect to reinvest income dividends and capital gain distributions in the form of additional shares of the Fund or receive these distributions in cash. Dividends and distributions from the Fund are automatically reinvested in the Fund, unless you elect to have dividends paid in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash. If you are interested in changing your election, you may call the Transfer Agent at 1-877-59-FUNDS or send a written notification to Wireless Fund, c/o Mutual Shareholder Services 1301 East Ninth Street, Suite 1005 Cleveland, Ohio 44114.

[Side panel: WHAT IS A REDEMPTION?

A redemption is a sale by you to the Fund of some or all of your shares. The price per share you receive when you redeem Fund shares may be more or less than the price at which you purchased those shares. When you redeem your shares, you will generally have a gain or loss, depending upon whether the amount you receive for your shares is more or less than your cost or other basis in the shares.]

[Side panel: REDEMPTION IN KIND:

The Fund intends to make payments for all redemptions in cash, however, if the Fund believes that conditions exist which make cash payments detrimental to the best interests of the Fund, payment for shares redeemed may be made in whole or in part through a distribution of portfolio securities chosen by the Adviser (under the supervision of the Board of Trustees). If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash after they have redeemed their shares.]

Prospectus 23

Taxes

Fund dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account). Dividends paid by the Fund out of net ordinary income and distributions of net short-term capital gains are taxable to the shareholders as ordinary income.

Distributions by the Fund of net long-term capital gains to shareholders are generally taxable to the shareholders at the applicable long-term capital gains rate, regardless of how long the shareholder has held shares of the Fund.

Redemptions of shares of the Fund are taxable events which you may realize as a gain or loss. The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale, and how long the shares were held.

The Fund's distributions may be subject to federal income tax whether received in cash or reinvested in additional shares. In addition to federal taxes, you may be subject to state and local taxes on distributions.

Because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences of an investment in the Fund.

[Side panel: WHAT IS A DISTRIBUTION?

As a shareholder, you are entitled to your share of the Fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the Fund earns from is holdings and interest it receives from its money market and bond investments. Capital gains are realized when the Fund sells securities for higher prices than it paid for them. The capital gains are either short-term or long-term depending on whether the Fund held the securities for less than or more than one year.]

[Side panel: WHEN A FUND makes a distribution to its shareholders, the share price of the Fund drops by the amount of the distribution, net of any market fluctuations.]

[Side panel: "Buying a Dividend"

If you purchase shares of the Fund just before it makes a distribution, you will pay the full price for the shares and then receive a portion back in the form of a taxable distribution. This is referred to as "buying a dividend." In order to avoid paying unnecessary taxes as a result of the distribution, check the Fund's distribution schedule before you invest.]

Prospectus 24

Trustees and Officers

The trustees and officers of the Trust and their principal business activities during the past five years are:

Ross C. Provence*
411 West Madison Avenue
El Cajon, California 92020
(62)

Trustee of the Trust and
President of the Trust

Portfolio Manager of the Fund. General Partner and Portfolio Manager for Value Trend Capital Management, LP (1995-current). Estate planning attorney (1963-current).

Bradley J. DeHaven*
9528 Blossom Valley Road
El Cajon, California 92021
(34)

Trustee of the Trust
Vice President of the Trust

Owner of De Haven Enterprises (1991-current). Computer consultant and CEO for Tech-Solutions (1990-1996).

Jeffrey R. Provence*
411 West Madison Avenue
El Cajon, California 92020
(30)

Trustee of the Trust,
Treasurer and Secretary of the Trust.

Portfolio Manager of the Fund. General Partner and Portfolio Manager for Value Trend Capital Management, LP (1995-current). Computer consultant and CFO for Tech-Solutions (1992-1995). Partner of Investment Property Resources (1989-1992).

Thomas H. Addis III
11413 West Bernardo Court
San Diego, CA 92127
(54)

Trustee of the Trust

Vice President of Golf Development, Full Swing Golf, Inc. (1999 to current). President of Medallion Golf Management (1999 to current). Director of golf at Singing Hill Golf Resort (1967-1998). President of Professional Golfers Association of America in 1995-1996.

George Cossolias, CPA
9455 Ridgehave Court, Suite 101
San Diego, CA 92123
(64)

Trustee of the Trust

Owner of George Cossolias & Company, CPAs (1972 to current). President of Lubrication Specialists, Inc. (1996 to current). Management Trustee of San Diego Cement Masons Pension (1985 to current).

Trustees who are "interested persons" (as defined in the Investment Company Act of 1940) of the Trust or of the Trust's investment adviser are indicated by an asterisk (*).

Prospectus 25

OTHER INFORMATION

The following parties provide the Fund with administrative and other services.

Custodian
The Firstar Bank
425 Walnut Street
Cincinnati, Ohio 45202

Transfer Agent
Mutual Shareholder Services, LLC
1301 East Ninth Street, 1005
Cleveland, OH 44114

For More Information

1-800-590-0898

No dealer, salesman, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the adviser. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

Prospectus 26

WIRELESS FUND

Where To Go For Information

For shareholder inquiries, please call toll-free in the U.S. at 1-877-59-FUNDS.

You will also find more information about the Wireless Fund in the following documents:

Statement of Additional Information

The Statement of Additional Information contains additional and more detailed information about the Fund, and is considered to be a part of this Prospectus.

THERE ARE THREE WAYS TO GET A COPY OF THESE DOCUMENTS

1. Call or write for one, and a copy will be sent without charge.

Wireless Fund
411 West Madison Avenue
El Cajon, CA 92020
1-800-590-0898

2. Call or write the Public Reference Section of the Securities and Exchange Commission ("SEC") and ask them to mail you a copy. The SEC charges a fee for this service. You can also review and copy information about the Fund in person at the SEC Public Reference Room in Washington D.C.

Public Reference Section of the SEC
Washington D.C. 20549-0102
1-202-942-8090

Copies of these documents may also be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov

3. Go to the SEC's website (www.sec.gov) and download a text-only version.

WIRELESS FUND SEC file number 811-09781

Prospectus 27

[Outside back cover]

WIRELESS FUND
411 West Madison Avenue
El Cajon, CA 92020

Logo

PART B

WIRELESS FUND

411 West Madison Avenue
El Cajon, California 92020
(800) 590-0898

 STATEMENT OF ADDITIONAL INFORMATION

April 1, 2000

    This Statement of Additional Information ("SAI") is not a prospectus. This Statement of Additional Information relates to the WIRELESS FUND Prospectus dated April 1, 2000, and should be read in conjunction therewith. A copy of the Prospectus may be obtained from WIRELESS FUND at, 411 West Madison Avenue, El Cajon, California 92020.

 TABLE OF CONTENTS

FUND HISTORY	1
DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS	1
MANAGEMENT OF THE TRUST	4
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	5
INVESTMENT ADVISORY AND OTHER SERVICES	6
SUB-ADVISER	6
TRANSFER AGENT	7
CUSTODIAN	7
AUDITORS	7
BROKERAGE ALLOCATION AND OTHER PRACTICES	7
DESCRIPTION OF THE TRUST	7
PURCHASE, PRICING AND REDEMPTION	9
TAXATION	11
CALCULATION OF PERFORMANCE DATA	13
FINANCIAL STATEMENTS	16

- i -

 FUND HISTORY

The Wireless Fund, is an open-end, non-diversified series of Wireless Trust (the "Trust"). The trust was organized on January 13, 2000, as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (the "Declaration of Trust") and is authorized to issue an indefinite number of shares of beneficial interest.

The Wireless Fund was organized on January 13, 2000. The Board of Trustees of the Trust is responsible for managing the business affairs of the Fund.

 DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

The Trust is registered with the Securities and Exchange Commission as an open-end management investment company.

NON-DIVERSIFICATION: The Fund is classified as being non-diversified which means that it has the ability to take larger positions in a smaller number of securities than a diversified fund. The Fund, therefore, may be more susceptible to risk of loss than a more widely diversified fund as a result of a single economic, political, or regulatory occurrence. The policy of the Fund is one of selective investments rather than broad diversification. The Fund seeks only enough diversification for adequate representation among what it considers to be the best performing securities and to maintain its federal non-taxable status under Subchapter M of the Internal Revenue Code.

The investment objective and policies of the Fund ("Fund") of Wireless Fund (the "Trust") is summarized in the Prospectus under "The Fund" and "The Principal Risks of Investing in the Fund." The investment policies of the Fund set forth in the Prospectus and in this Statement of Additional Information may be changed by the Fund's adviser, subject to review and approval by the Trust's Board of Trustees, without shareholder approval except that any Fund policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the relevant Fund (which in the Prospectus and this Statement of Additional Information means the lesser of (i) 67% of the shares of the Fund represented at a meeting at which 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).

The following investment restrictions are fundamental policies of the fund.

  The fund will not:

  1. Borrow money in excess of 25% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

  2. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

  3. Purchase or sell real estate.

  4. Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options, and may enter into swap agreements, foreign exchange contracts and other financial transactions not involving physical commodities.

  5. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.


  6. Issue any class of securities which is senior to the Fund's shares of beneficial interest, except for permitted borrowings.

  Although the Fund is permitted to borrow money to a limited extent, the Fund currently does not intends to do so.

  In addition to the foregoing fundamental investment restrictions, it is contrary to the Fund's present policy, which may be changed without shareholder approval, to:

  Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust or the person designated by the Trustees to make such determinations to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

  All percentage limitations on investments will apply at the time of the making of an investment (except for the non-fundamental restriction set forth in the immediately preceding paragraph) and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The Fund reserves the right to assume a temporary defensive position by investing in preferred stocks, bonds or other defensive issues. It retains the freedom to administer the portfolio of the Fund accordingly when, in the judgment of the Adviser, economic and market conditions make such a course desirable.

Concentrating investments in a particular industry or group of industries is commonly referred to as "industry risk". Industry risk is the possibility that stocks within the same industry will decline in price due to industry-specific market or economic developments. The Fund concentrate investments in the wireless industry, and is subject to the risk that companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment. Because of the rapid pace of technological development of the wireless industry, there is the risk that the products and services developed by similar companies may become rapidly obsolete or have relatively short product cycles. There is also the risk that the products or services offered by similar companies will not meet expectations or even reach the marketplace. Although the Adviser currently believes that investments by Fund in the wireless industry will offer greater opportunity for growth of capital than investments in other industries, such investments can fluctuate dramatically in value and will expose you to greater than average risk.

OTHER INVESTMENTS: In connection with its investment objective and policies Fund (except as otherwise indicated) may invest in the following types of securities which can involve certain risks:

Small Companies

The Fund may invest a substantial portion of its assets in small and mid-capitalization companies. While smaller companies generally have the potential for rapid growth, they often involve higher risks because they lack the management experience, financial resources, product diversification and competitive strengths of larger corporations. In addition, in many instances the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to wider price fluctuations. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time. Investments in smaller companies tend to be more volatile and somewhat more speculative.


Options and Other Derivatives

The Fund may use options on securities, securities indices and other types of derivatives primarily for hedging purposes. The Fund may also invest, to a lesser degree, in these types of securities for non-hedging purposes, such as seeking to enhance returns.

Derivatives are financial instruments whose value depends upon, or is derived from, the value of the underlying investment, pool of investments, or index. the Fund's return on a derivative typically depends on the change in the value of the investment, pool of investments, or index specified in the derivative instrument. Derivatives involve special risks and may result in losses. The Fund will be dependent on the Adviser's ability to analyze and manage these sophisticated instruments. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.

Foreign Securities

There is no limitation to investing in foreign securities. These investments may be publicly traded in the United States or on a foreign exchange and may be bought and sold in a foreign currency. The Adviser generally selects foreign securities on a stock-by-stock basis based on growth potential. Foreign investments are subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.

Fixed Income Securities

Under normal market conditions, the Fund may invest up to 15% of its total assets in all types of fixed income securities, including U.S. government obligations, and up to 10% of its total assets in high-yield bonds. The Fund may also purchase fixed income securities on a when-issued, delayed delivery, or forward commitment basis.

Fixed income securities are subject to credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if an issuer of a fixed income security cannot meet its financial obligations or goes bankrupt. Interest rate risk is the risk that the Fund's investments in fixed income securities may fall when interest rates rise.

Investments in high-yield bonds are considered to be more speculative than higher quality fixed income securities. They are more susceptible to credit risk than investment-grade securities, especially during periods of economic uncertainty or economic downturns. The value of lower quality securities are subject to greater volatility and are generally more dependent on the ability of the issuer to meet interest and principal payments than higher quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings.

Short Sales

The Fund may enter into short sales. If this practice is used by the Fund, the intent would be to primarily hedge the Fund's portfolio by shorting against existing portfolio holdings or securities whose values are linked to various indices such as, Standard & Poor's Depository Receipts, Diamonds Trust, NASDAQ 100 Trust, and Merrill Lynch HOLDRs Trust. Investing for hedging purposes may result in certain transaction costs which may reduce the Fund's performance. In addition, there is no assurance that a short position will achieve a perfect correlation with the security that is being hedged against.


MANAGEMENT OF THE TRUST

The business of the Fund is managed under the direction of its Board of Trustees in accordance with the Declaration of Trust of the Wireless Trust, which Declaration of Trust has been filed with the Securities and Exchange Commission and is available upon request. The Board of Trustees is responsible to manage the fund under the laws of the State of Massachusetts. Pursuant to the Declaration of Trust, the trustees shall elect officers including a president, secretary and treasurer. The Board of Trustees retains the power to conduct, operate and carry on the business of the Fund and has the power to incur and pay any expenses which, in the opinion of the Board of Trustees, are necessary or incidental to carry out any of the Fund's purposes. The trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The trustees and officers, together with their addresses, age, principal occupations during the past five years are as follows:

Ross C. Provence*
411 West Madison Avenue
El Cajon, California 92020
(62)

Trustee of the Trust and
President of the Trust

Portfolio Manager of the Fund. General Partner and Portfolio Manager for Value Trend Capital Management, LP (1995-current). Estate planning attorney (1963-current).

Bradley J. DeHaven*
9528 Blossom Valley Road
El Cajon, California 92021
(34)

Trustee of the Trust
Vice President of the Trust

Owner of De Haven Enterprises (1991-current). Computer consultant and CEO for Tech-Solutions (1990-1996).

Jeffrey R. Provence*
411 West Madison Avenue
El Cajon, California 92020
(30)

Trustee of the Trust,
Treasurer and Secretary of the Trust.

Portfolio Manager of the Fund. General Partner and Portfolio Manager for Value Trend Capital Management, LP (1995-current). Computer consultant and CFO for Tech-Solutions (1992-1995). Partner of Investment Property Resources (1989-1992).


Thomas H. Addis III
11413 West Bernardo Court
San Diego, CA 92127
(54)

Trustee of the Trust

Vice President of Full Swing Golf, Inc. (1999 to current). President of Medallion Golf Management (1999 to current). Director of golf at Singing Hill Golf Resort (1967-1998). President of Professional Golfers Association of America in 1995-1996.

George Cossolias, CPA
9455 Ridgehave Court, Suite 101
San Diego, CA 92123
(64)

Trustee of the Trust

Owner of George Cossolias & Company, CPAs (1972 to current). President of Lubrication Specialists, Inc. (1996 to current). Management Trustee of San Diego Cement Masons Pension (1985 to current).

    Trustees who are "interested persons" (as defined in the Investment Company Act of Trust 1940) of the Trust or of the Trust's investment adviser are indicated by an asterisk (*)

The address of each Trustee and officer of the Trust affiliated with Wireless Fund is 411 West Madison Avenue, El Cajon, California 92020.

The Trust pays no compensation to its officers or to the Trustees listed above who are officers or employees of the Wireless Fund. Each Trustee who is not an officer or employee of the Wireless Fund is compensated at the rate of $500.00 per annum by the Adviser, not the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of April 1, 2000 God Unlimited / University of Healing, 1101 Far Valley Road, Campo, CA 91906-3213 owned of record or beneficially 100% of the Wireless Fund's outstanding shares and is considered a control persons as defined under Section 2(a)(9) of the 1940 Act by virtue of ownership of more than 25% of the voting securities of the fund.

  As of April 1, 2000, the Trustees and officers of the Trust owned of record or beneficially 0.00% of the Wireless Funds outstanding shares.


INVESTMENT ADVISORY AND OTHER SERVICES

Value Trend Capital Management, LP was organized in 1995 and has been managing investment accounts and money since that time. The Adviser serves as investment adviser to individuals, trusts, retirement plans, non-profit organizations, and the Value Trend Funds. The address of Value Trend Capital Management, LP is 411 West Madison Avenue, El Cajon, California 92020. The General Partners of Value Trend Capital Management, LP are Ross C. Provence and Jeffrey R. Provence who also act as Trustees to the Trust. Each owns 50% and therefore are regarded to control Value Trend Capital Management, LP for purposes of the 1940 Act.

Value Trend Capital Management, LP manages the investment portfolio of the Wireless Fund, subject to policies adopted by the Trust's Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. Value Trend Capital Management pays all operating expenses of the Fund, with the exception of taxes, interest, brokerage commissions and extraordinary expenses. For its services, the Adviser receives a fee of 1.95% per year of the average daily net assets of the Wireless Fund.

The advisory agreement for the Fund provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not "interested persons" of the Trust or Value Trend Capital Management LP, as that term is defined in the Investment Company Act of 1940, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to an advisory agreement must be approved by vote of a majority of the outstanding voting securities of the Fund and by vote of a majority of the Trustees who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval.

The advisory agreement is terminable on 60 days' written notice, without penalty, by a vote of a majority of applicable Fund's outstanding shares or by vote of a majority of the Board of Trustees, or by the Adviser on 60 days' written notice, and automatically terminates in the event of its assignment. The advisory agreement provides that Value Trend Capital Management, LP owns all rights to and control of the name "Wireless Fund." The advisory agreement will automatically terminate if the Trust or the Fund shall at any time be required by Value Trend Capital Management, LP to eliminate all reference to the words "Wireless Fund" in the name of the Trust or the Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the Fund and by a majority of the Trustees who are not interested persons of the Trust or the Wireless Fund.

The advisory agreement provides that Value Trend Capital Management, LP shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

 SUB-ADVISER

               Berkshire Capital Holdings, Inc., 475 Milan Drive, Suite #103, San Jose, California 95134-2453, serves as the Sub-Adviser (the "Sub-Adviser") to the Wireless Fund. The Sub-Adviser is a California corporation founded in February 1993. The company is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The corporation is controlled by Malcolm R. Fobes III.

Malcolm R. Fobes III founded Berkshire Capital Holdings, Inc. in 1993. He has served as Chairman of the Board and Chief Executive Officer since the company's inception, and has been responsible for the direction of the company's


investments in both private and publicly-held concerns. Mr. Fobes has a B.S. degree in Finance and a minor in Economics from San Jose state University in California. In addition to founding the company in 1993, Mr. Fobes was also simultaneously retained by Adobe Systems, Inc., a high-technology software development firm, as a technical support engineer from May 1991 to November 1994. Mr. Fobes has served exclusively in the capacity of Chairman and Chief Executive Officer of the Adviser from November 1994 to present.

TRANSFER AGENT

The Trust has entered into an agreement with Mutual Shareholder Services, LLC, 1301 East Ninth Street, Suite 1005, Cleveland, Ohio, 44114 ("MSS"), to act as the Fund's transfer agent, and to provide the Trust with accounting services, record-keeping and shareholder service functions. For its services as fund accountant, MSS receives an annual fee from Value Trend Capital Management, LP based upon the average value of the Fund, to be determined.

CUSTODIAN

The Firstar Bank, 425 Walnut Street, Cincinnati, Ohio 45202 (the "Custodian") has been selected as the Trust's custodian. The Custodian holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities held in book entry form belonging to the Fund. Upon instruction, the Custodian will receive and deliver cash and securities of the Fund in connection with Fund transactions and collect all dividends and other distributions made with respect to Fund portfolio securities. The Custodian will also maintain certain accounts and records of the Fund.

AUDITORS

The firm of McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145 has been selected as independent auditor for the Trust. McCurdy & Associates CPA's, Inc. will perform an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

BROKERAGE ALLOCATION AND OTHER PRACTICES

In placing orders for the purchase and sale of portfolio securities for the Fund, Value Trend Capital Management, LP seeks the best price and execution. Value Trend Capital Management, LP will not pay brokers or dealers commissions in excess of commissions another broker or dealer would have charged for effecting such transaction on the basis of receiving brokerage and research products and/or services. Value Trend Capital Management, LP does not currently intend to effect transactions on such basis. Transactions in unlisted securities are carried out through broker-dealers who make the primary market for such securities unless, in the judgment Value Trend Capital Management, LP, a more favorable price can be obtained by carrying out such transactions through other brokers or dealers.

DESCRIPTION OF THE TRUST

The Trust, is registered with the Securities and Exchange Commission as an open-end management investment company, and is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (the "Declaration of Trust") dated January 13 ,2000.

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of each series. Each share of the Fund represents an equal proportionate interest in the Fund with each other share of the Fund and is entitled to a proportionate interest in the dividends and distributions from the Fund. The shares of the Fund do not have any preemptive rights.

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Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

The assets received by the Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, the Fund. The underlying assets are segregated and are charged with the expenses with respect to the Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of the Fund, certain expenses may be legally chargeable against the assets of the Fund.

The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares or Fund into various sub-series of shares with such dividend preferences and other rights as the Trustees may designate. While the Trustees have no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently, or to permit shares of a series to be distributed through more than one distribution channel, with the costs of the particular means of distribution (or costs of related services) to be borne by the shareholders who purchase through that means of distribution. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust. Shareholders' investments in such an additional portfolio would be evidenced by a separate series of shares (i.e., a new "Fund").

The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the fund affected. The Declaration of Trust further provides that the Trustees may also terminate the Trust or any fund upon written notice to the shareholders. As a matter of policy, however, the Trustees will not terminate the Trust or any fund without submitting the matter to a vote of the shareholders of the Trust or the relevant Fund.

Voting Rights

Shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) on the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

The Declaration of Trust provides that on any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or sub-series unless the rights of a particular series or sub-series would be adversely affected by the vote, in which case a separate vote of that series or sub-series shall also be required to decide the question. Also, a separate vote shall be held whenever required by the Investment Company Act of 1940 or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not affect any interest of such class. On matters affecting an individual series, only shareholders of that series are entitled to vote. Consistent with the current position of the SEC, shareholders of all series vote together, irrespective of series, on the election of Trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory agreement relating to that series.

There will normally be no meetings of shareholders for the purpose of electing Trustees except that, in accordance with

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the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

Upon written request by ten or more Shareholders of record, who have been such for at least six months preceding the date of application and who hold Shares in the aggregate net asset value constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, change or eliminate the par value of any shares (currently all shares have no par value).

Shareholder and Trustee Liability

Under Massachusetts law shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund of which they are shareholders. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund would be unable to meet its obligations.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that such action was in the best interests of the Trust. No officer or Trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

PURCHASE, PRICING AND REDEMPTION

Subject to minimum initial investment requirements and certain other conditions, an investor may make an initial purchase of shares of any Fund by submitting a completed application form and payment to:

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Wireless Fund
1301 East Ninth Street, Suite 1005
Cleveland, Ohio 44114

The procedures for purchasing shares of the Fund are summarized in "Investing in the Fund" in the Prospectus.

Pricing - Net Asset Value

The price you pay for a share of the Fund, and the price you receive upon selling or redeeming a share of the Fund, is called the Fund's net asset value ("NAV"). The NAV is calculated by taking the total value of the Fund's assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent.

The NAV is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. All purchases, redemptions or reinvestments of Fund shares will be priced at the next NAV calculated after your order is received in proper form by the Fund's Transfer Agent, Mutual Shareholder Services. Your order must be placed with the Transfer Agent prior to the close of the trading of the New York Stock Exchange in order to be confirmed for that day's NAV. The Fund's investments are valued at market value or, if a market quotation is not readily available, at the fair value determined in good faith by the Adviser, subject to the review and oversight of the Fund's Board of Trustees. The Fund may use pricing services to determine market value.

Shareholder Services

A shareholder's investment in the Fund is automatically credited to an open account maintained for the shareholder by Mutual Shareholder Services. Certificates representing shares are not issued. Following each transaction in the account, a shareholder will receive a statement of the transaction. After the close of each fiscal year Mutual Shareholder Services will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This should be retained as a permanent record. Shareholders will be charged a fee for duplicate information.

The open account system permits the purchase of full and fractional shares and, by making the issuance and delivery of certificates representing shares unnecessary, eliminates the problems of handling and safekeeping certificates, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.

The costs of maintaining the open account system are borne by the Trust, and no direct charges are made to shareholders. Although the Trust has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.

IRAs

Under "Tax-Deferred Retirement Plans" the Prospectus refers to Individual Retirement Accounts (IRAs), Roth IRAs and Educational IRAs established under a prototype. These plans may be funded with shares of the Fund. All income dividends and capital gain distributions of plan participants must be reinvested. Plan documents and further information can be obtained from the Fund.

Check with your financial or tax adviser as to the suitability of Fund shares for your retirement plan.

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Redemptions

The procedures for redemption of Fund shares are summarized in the Prospectus under "Instructions for Selling Fund Shares."

  Except as noted below, signatures on redemption requests must be guaranteed by commercial banks, trust companies, savings associations, credit unions or brokerage firms that are members of domestic securities exchanges. Signature guarantees by notaries public are not acceptable. However, as noted in the Prospectus, a signature guarantee will not be required if the proceeds of the redemption do not exceed $25,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address.

  If a shareholder does not decline the telephone redemption service on the application form, Fund shares may be redeemed by making a telephone call directly to Mutual Shareholder Services at 1-877-59-FUNDS. There is currently a $15 charge for processing wire redemptions. Telephonic redemption requests must be received by 4:00 p.m. prior to the close of regular trading on the New York Stock Exchange on a day when the Exchange is open for business. Requests made after that time or on a day when the New York Stock Exchange is not open for business cannot be accepted by Mutual Shareholder Services and a new request will be necessary.

  In order to redeem shares by telephone, a shareholder must not select the DISTRIBUTION & TELEPHONE OPTIONS section which states: I (we) DO NOT authorize The Transfer Agent to honor telephone instructions for this account. Neither the Fund nor the Transfer Agent will be liable for properly acting upon telephone instructions believed to be genuine. I (we) understand that redemptions authorized by telephone are paid by check and mailed to me (us) or wire transferred to an account of the exact same title. I (we) understand that a limit for telephone redemptions is $25,000. The Trust, Wireless Fund and Mutual Shareholder Services are not responsible for the authenticity of withdrawal instructions received by telephone.

  The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by Mutual Shareholder Services in proper form. Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request in good order. Telephonic redemption proceeds will normally be wired on the first business day following receipt of a proper redemption request. In those cases where you have recently purchased your shares by check and your check was received less than fifteen days prior to the redemption request, the Fund may withhold redemption proceeds until your check has cleared.

  The Fund will normally redeem shares for cash; however, the Fund reserves the right to pay the redemption price wholly or partly in kind if the Board of Trustees of the Trust determines it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Trust at the beginning of such period.

  A redemption constitutes a sale of the shares for federal income tax purposes on which the investor may realize a long-term or short-term capital gain or loss. See "Dividends and Distributions" and "Taxes" in the prospectus.

 TAXATION

  As described in the Prospectus under "Taxes" it is the policy of the Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized gains, if any, after offsetting any capital

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 loss carryovers.

  Income dividends and capital gain distributions are payable in full and fractional shares of the Fund based upon the net asset value determined as of the close of regular trading on the New York Stock Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to Wireless Fund, 1301 East Ninth Street, Suite 1005 Cleveland, Ohio 44114 . In order for a change to be in effect for any dividend or distribution, it must be received by 10:00 a.m. on or before the record date for such dividend or distribution.

  As required by Federal Law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

  The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to qualify for the special tax treatment accorded regulated investment companies and their shareholders. In order so to qualify, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income (if any), and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, cash items (including receivables), government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of the value of its total assets invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses. If it qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

  An excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

  Shareholders of the Fund will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions by the Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Fund. Pursuant to the Taxpayer Relief Act of 1997 (the "1997 Act"), dividends of long-term capital gains generally will be subject to a maximum tax rate of 20% based upon the holding period in the portfolio investment generating the distributed gains. A loss on the sale of shares held for 12 months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares.

  Dividends and distributions on Fund shares received shortly after their purchase, although in effect a return of capital,


 are subject to federal income taxes.

  Redemptions and exchanges of the Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. If shares have been held for more than one year, gain or loss realized will be long-term capital gain or loss, provided the shareholder holds the shares as a capital asset. Pursuant to the 1997 Act, long-term capital gains generally will be subject to a maximum tax rate of 20% depending upon the shareholder's holding period in Fund shares. However, if a shareholder sells Fund shares at a loss within six months after purchasing the shares, the loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.

  The foregoing is a general and abbreviated summary of the applicable provisions of the Code and regulations currently in effect. For the complete provisions, reference should be made to the pertinent Internal Revenue Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action.

  Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state or local taxes. The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by treaty).

CALCULATION OF PERFORMANCE DATA

  Total Return with respect to the Fund is a measure of the change in value of an investment in such Fund over the period covered, and assumes any dividends or capital gains distributions are reinvested immediately, rather than paid to the investor in cash. The formula for calculating total return includes four steps: (1) adding to the total number of shares purchased through a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing the resulting account value by the initial $1,000 investment.

  For the purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to other relevant market indices in advertisements, performance will be stated in terms of average annual total return. Under regulations adopted by the Securities and Exchange Commission, funds that intend to advertise performance must include average annual total return quotations calculated according to the following formula

n
P(1+T) = ERV

Where:
P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years (1, 5, or 10)
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year period, at the end of such period (or fractional portion thereof).

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 Performance Comparison

  Total Return. The fund may from time to time include its total return information in advertisements or in information furnished to present or prospective shareholders. The Fund may from time to time include in advertisements or information furnished to present or prospective shareholders (i) the ranking of performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Inc. or Micropal, Inc. as having similar investment objectives, (ii) the rating assigned to the Fund by Morningstar, Inc. based on the Fund's risk-adjusted performance relative to other mutual funds in its broad investment class, and/or (iii) the ranking of performance figures relative to such figures for mutual funds in its general investment category as determined by CDA/Weisenberger's Management Results.

  Lipper Analytical Services, Inc. ("Lipper") distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

  Micropal, Inc. ("Micropal") distributes mutual fund rankings weekly and monthly. The rankings are based upon performance calculated by Micropal, generally reflecting changes in net asset value that can be adjusted for the reinvestment of capital gains and dividends. If deemed appropriate by the user, performance can also reflect deductions for sales charges. Micropal rankings cover a variety of performance periods, including year-to-date, 1-year, 5- year and 10-year performance. Micropal classifies mutual funds by investment objective and asset category.

  Morningstar, Inc. ("Morningstar") distributes mutual fund ratings twice a month. The ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar. Morningstar ratings cover a variety of performance periods, including year-to-date, 1-year, 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investors Service, Inc.

  CDA/Weisenberger's Management Results ("Weisenberger") publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

  Performance information may also be used to compare the performance of the Fund to certain widely acknowledged standards or indices for stock market performance, such as those listed below.

  Consumer Price Index. The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

  Dow Jones Industrial Average. The Dow Jones Industrial Average is a market value- weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange.

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  MSCI-EAFE Index. The MSCI-EAFE Index contains over 1000 stocks from 20 different countries with Japan (approximately 50%), United Kingdom, France and Germany being the most heavily weighted.

  MSCI-EAFE ex-Japan Index. The MSCI-EAFE ex-Japan Index consists of all stocks contained in the MSCI-EAFE Index, other than stocks from Japan.

  Russell 2000 Index. The Russell 2000 Index is comprised of the 2000 smallest of the 3000 largest U.S.-domiciled corporations, ranked by market capitalization.

  Standard & Poor's/Barra Growth Index. The Standard & Poor's/Barra Growth Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the highest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

  Standard & Poor's/Barra Value Index. The Standard & Poor's/Barra Value Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

  Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"). The S&P 500 is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange. The S&P 500 is the most common index for the overall U.S. stock market.

  From time to time, articles about the Fund regarding performance, rankings and other characteristics of the Fund may appear in publications. Publications may publish their own rankings or performance reviews of mutual funds. References to or reprints of such articles may be used in the Fund's' promotional literature. References to articles regarding personnel of Value Trend Capital Management, LP who have portfolio management responsibility may also be used in the Fund's' promotional literature.

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FINANCIAL STATEMENTS

The Statement of Assets and Liabilities of the Wireless Fund as of March 23, 2000, set forth below, has been so included in reliance on the report of McCurdy & Associates, independent accountants, given on the authority of said firm as experts in accounting and auditing.

REPORT OF INDEPENDENT ACCOUNTANTS

To The Shareholders and Trustees

Wireless Trust:

We have audited the accompanying statement of assets and liabilities of Wireless Trust (comprised of Wireless Fund) as of March 23, 2000. This financial statement is the responsibility of the Company's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. Our procedures included confirmation of cash held by the custodian as of March 23, 2000, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of Wireless Fund as of March 23, 2000, in conformity with generally accepted accounting principles.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio
March 23, 2000

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WIRELESS TRUST
STATEMENT OF ASSETS AND LIABILITIES
MARCH 23, 2000

Wireless Fund

ASSETS:
Cash in Bank	$100,000

Total Assets	$100,000

LIABILITIES:	$ 0

Total Liabilities	$ 0

NET ASSETS	$100,000

NET ASSETS CONSIST OF:
Capital Paid In	$100,000

OUTSTANDING SHARES	5,000

NET ASSET VALUE PER SHARE	$20.00

OFFERING PRICE PER SHARE	$20.00

See Accountants' Audit Report

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WIRELESS TRUST
NOTES TO FINANCIAL STATEMENTS
March 23, 2000

 1. ORGANIZATION

Wireless Trust (the "Trust") is an open-end management investment company organized as a business trust under the laws of the State of Massachusetts on January 13, 2000. The corporation provides for an indefinite number of shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and which presently consist of one series of shares for Wireless Fund (the "Fund").

The primary investment objective of the Fund is long term growth of capital.

The Fund uses an independent custodian and transfer agent. No transactions other than those relating to organizational matters and the sale of 5,000 shares of Wireless Fund have taken place to date.

 2. RELATED PARTY TRANSACTIONS

As of March 23, 2000, all of the outstanding shares of the Fund were owned by God Unlimited/University of Healing. A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.

Value Trend Capital Management, LP, the Fund's investment adviser and administrator, is registered as an investment adviser under the Investment Advisers Act of 1940. Certain directors and officers of Wireless Trust are also directors and officers of Value Trend Capital Management, LP.

As adviser and administrator, Value Trend Capital Management, LP receives from the Fund as compensation for its services to the Fund a total combined annual fee of 1.95% of the Fund's net assets. This fee is higher than that paid by most other investment companies. The fee is paid monthly and calculated on the average daily closing net asset value of the Fund.

The adviser pays all expenses incident to the Funds operations and business except litigation expenses, brokerage fees, taxes, interest, and other extraordinary charges.

Berkshire Capital Holdings, Inc., the sub-adviser of the Fund, is registered as an investment adviser under the Investment Advisers Act of 1940. The investment adviser pays the sub-adviser compensation at the annual rate of 0.35% of the Fund's average daily net assets from the investment adviser's fee.

 3. CAPITAL STOCK AND DISTRIBUTION

At March 23, 2000 an indefinite number of shares were authorized and paid in capital amounted to $100,000 for Wireless Fund. Transactions in capital stock were as follows:

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WIRELESS FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)
March 23, 2000

  4. CAPITAL STOCK AND DISTRIBUTION (CONT'D)

Shares Sold:
Wireless Fund	5,000

Shares Redeemed:
Wireless Fund	0

Net Increase:
Wireless Fund	5,000

Shares Outstanding:
Wireless Fund	5,000


PART C
OTHER INFORMATION

 Item 23. Financial Statements and Exhibits.

(a) Declaration of Trust. Copy of Registrant's Declaration of Trust, which was filed as Exhibit A in the previous filing is hereby incorporated by reference.*

(b) By-Laws. Copy of Registrant's By-Laws, which was filed as Exhibit B in the previous filing is hereby incorporated by reference.*

(c) Instruments Defining Rights of Security Holder. None.

(d) Investment Advisory Contract. Copy of Registrant's Investment Advisory Agreement with Value Trend Capital Management, LP, is included. Copy of Registrant's Sub-Advisory Agreement with Berkshire Capital Holdings, Inc., is included.

(e) Underwriting Contracts. None.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodial Agreement is included.

(h) Other Material Contracts.
Transfer Agent Agreement (h.1)
   Accounting Services Agreement (h.2)

(i) Legal Opinion is included.

(j) Other Opinions.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements. - Subscription Agreement between the Trust and the Investors is included.

(m) Rule 12b-1 Plan. None.

(n) Financial Data Schedule. None. C-1

(o) Rule 18f-3 Plan. None.

*Previous Filing

Item 24. Control Persons.

The Fund and the Adviser may be deemed to be under common control of Ross C. Provence (President of the Fund) and Jeffrey R. Provence (Secretary and Treasurer of the Fund), who are both General Partners of the Adviser.

Item 25. Indemnification.

Reference is made to Article VIII of the Registrant's Agreement and Declaration of Trust which is included. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

C-2

Item 26. Activities of Investment Adviser.

(a) Value Trend Capital Mangement, LP, 411 West Madison Avenue, El Cajon, California 92020 ("Value Trend") is a registered investment adviser. It has engaged in no other business during the past two fiscal years.

(b) The following list sets forth other substantial business activities of the directors and officers of Value Trend during the past two years - None.

Item 27. Principal Underwriter. None.

Item 28. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant and the Transfer Agent at The Tower at Erieview, 1301 East Ninth Street, Suite 1005, Cleveland, Ohio 44114, except that all records relating to the activities of the Fund's Custodian are maintained at the office of the Custodian, The Firstar Bank, 425 Walnut Street, Cincinnati, Ohio 45202.

Item 29. Management Services. Not applicable.

Item 30. Undertakings. None.

C-3

SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of El Cajon, State of California, on the 15th day of March, 2000.

  WIRELESS FUND

By: /s/ Ross C. Provence
Ross C. Provence, President

  Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Ross C. Provence
Ross C. Provence

/s/ Bradley J. DeHaven
Bradley J. DeHaven

/s/ Jeffrey R.. Provence
Jeffrey R. Provence

/s/ Thomas H. Addis
Thomas H. Addis III

/s/ George Cossolias
George Cossolias, CPA

	President and Trustee of the Fund Vice President and Trustee of the Fund Secretary. Treasurer and Trustee of the Fund Trustee of the Fund Trustee of the Fund	3/15/2000 3/15/2000 3/15/2000 3/15/2000 3/15/2000

C-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 - WIRELESS FUND

C-5

 EXHIBIT D.1

WIRELESS FUND
MANAGEMENT AGREEMENT

  This AGREEMENT is made and entered into this 15th day of March 2000, by and between WIRELESS FUND, a registered management company (the "Trust"), and VALUE TREND CAPITAL MANAGEMENT, LP, a registered investment adviser (the "Investment Adviser"), for management of the WIRELESS FUND, (the "Fund").

  NOW, THEREFORE, in consideration of the mutual covenants herein contained, the partners hereby agree as follows:

1. The Investment Adviser shall regularly provide the Wireless Fund with continuing investment advice and management for the Fund's portfolio consistent with the Fund's investment objective, policies and restrictions as provided for in the Fund's Prospectus and Statement of Additional Information, determine what securities shall be purchased, held and sold for the portfolio of the Fund, and what portion of the Fund's assets shall be purchased, held and sold for the portfolio of the Fund, and what portion of the Fund's assets shall be held uninvested subject always to the provision of the By-Laws of the Fund, the 1940 Act, the Internal Revenue Code of 1986 and to the Fund's investment objective, policies and restrictions, and subject further, to such policies and instructions as the Board of Trustees of the Fund from time to time may establish.

2. The Investment Adviser shall render administrative services (not otherwise provided by third parties) necessary for the Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Board of Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, custodian, accountants, and others); preparing and making filings with the Security and Exchange Commission (SEC) and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investors and public relations matters; monitoring the valuation of securities and calculation of the net asset value, monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third-party; assisting in establishing accounting policies of the Fund; assisting in resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends, and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Board of Trustees.

 3. The Investment Adviser shall receive from the Fund, as compensation for its services, a fee, accrued daily and payable monthly, at an annual rate of 1.95% of the Fund's net assets. On days for which the values of the Fund's net assets are not determined, the fee is accrued on the most recently determined net assets adjusted for subsequent daily income and expense accruals.

The Fund's Investment Adviser will pay all operating expenses of the Fund, with the exception of taxes, borrowing expenses [such as (a) interest and (b) dividends on short sales], brokerage commissions, and extraordinary expenses.

The Investment Adviser furnishes at its own expense office space to the Fund and all necessary office facilities, equipment, and personnel for managing the assets of the Fund.

4. The management agreement shall continue for a period of two years from the date of the agreement and the Board of Trustees shall approve at least annually or the shareholders shall vote a majority of the outstanding voting securities of the Fund annually to continue the management agreement, provided that in either event the continuance is also approved by a majority of the Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Investment Adviser by vote cast in person at a meeting called for the purpose of voting on such approval.

5. The management agreement is terminable without penalty, on 60 days' notice, by the Fund's Board of Trustees or by the holders of a majority of the Fund's shares, or, by the Investment Adviser on 60 days written notice to the Fund. This management agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

6. The Fund may use the name Wireless Fund, which belongs to the Adviser only so long as this management agreement or any extension, renewal or amendment thereof remains in effect and with permission of the Investment Adviser.

7. The Investment Adviser shall not be liable for any errors of judgment or mistakes of law or for any loss suffered by the Fund in connection with matters to which this management agreement relates, except a loss resulting form willful misfeasance, bad faith, gross negligence or reckless disregard on the part of the Investment Adviser in performance of its obligation and duties under this management agreement.

8. The Investment Adviser may delegate any or all of its portfolio management responsibilities under this Management Agreement to one or more sub-advisers.

SIGNATURE ON NEXT PAGE

 Wireless Fund (the "Fund") - Board of Trustees

/s/ Ross C. Provence	3/15/00
Ross C. Provence	Date

/s/ Bradley J. DeHaven	3/15/00
Bradley J. DeHaven	Date

/s/ Jeffrey R. Provence	3/15/00
Jeffrey R. Provence	Date

/s/ Thomas H. Addis III	3/15/00
Thomas H. Addis III	Date

/s/ George Cossolias	3/15/00
George Cossolias	Date

Value Trend Capital Management, LP - General Partners

/s/ Ross C. Provence	3/15/00
Ross C. Provence	Date

/s/ Jeffrey R. Provence	3/15/00
Jeffrey R. Provence	Date

NOTICE

A copy of the Agreement and Declaration of Trust establishing Wireless Fund (the "Fund") is on file with the Secretary of The Commonwealth of Massachusetts, and notice is hereby given that this Agreement is executed with respect to the Fund's series (the "Series") on behalf of the Fund by officers of the Fund as officers and not individually and that the obligations of or arising out of this Agreement are not binding upon any of the trustees, officers or shareholders individually but are binding only upon the assets and property belonging to the Series.

EXHIBIT D.2

 SUB-ADVISORY AGREEMENT

This Sub-Advisory Agreement (this "Agreement") is entered into as of March 15, 2000 by and between Value Trend Capital Management, LP, (the "Investment Adviser") a California Limited Partnership located at 411 West Madison Avenue; Berkshire Capital Holdings, Inc., (the "Sub-Adviser" or "Berkshire Capital") a California Corporation, located at 475 Milan Drive, Suite #103, San Jose, California; and Wireless Fund, (the "Fund") a registered management investment company.

WHEREAS, the Investment Adviser has entered into a Management Agreement dated March 15, 2000 (the "Management Agreement") with the Fund, pursuant to which the Investment Adviser provides portfolio management and administrative services to the Fund;

WHEREAS, the Management Agreement provides that the Investment Adviser may delegate any or all of its portfolio management responsibilities under the Management Agreement to one or more sub-advisers; and

WHEREAS, the Investment Adviser desires to retain the Sub-Adviser to render portfolio management services in the manner and on the terms set forth in this Agreement.

NOW, THEREFORE, in consideration of the mutual covenants and agreements set forth in this Agreement, the Investment Adviser and the Sub-Adviser agree as follows:

1 Sub-Advisory Services.

a.        The Sub-Adviser shall, subject to the supervision of the Investment Adviser, provide investment ideas and recommendations for the assets of the Wireless Fund. The Sub-Adviser shall provide investment ideas and recommendations to the Wireless Fund in conformity with (1) the investment objective, policies and restrictions of the Fund set forth in the Fund's prospectus and statement of additional information relating to the Fund, (2) any additional policies or guidelines established by the Investment Adviser or by the Fund's Trustees that have been furnished in writing to the Sub-Adviser and (3) the provisions of the Internal Revenue Code (the "Code") applicable to "regulated investment companies" (as defined in Section 851 of the Code), all as from time to time in effect (collectively, the "Policies"), and with all applicable provisions of law, including without limitation all applicable provisions of the Investment Company Act of 1940 (the "1940 Act") and the rules and regulations thereunder. Subject to the foregoing, the Sub-Adviser is authorized to provide investment ideas and recommendations for the assets of the Wireless Fund. The Investment Adviser in its discretion and without prior consultation with the Sub-Advisor is responsible, to buy, sell, lend and otherwise trade in any stocks, bonds and other securities and investment instruments on behalf of the Fund in accordance with the Management Agreement dated March 15, 2000.

b. The Sub-Adviser shall be available to the Investment Adviser to consult on no less than a weekly basis  regarding the investment portfolio of the Fund.

c. The Sub-Adviser shall provide to the Investment Adviser a copy of the Sub-Adviser's Form ADV as filed with the Securities and Exchange Commission and as amended from time to time.

2.                   Obligations of the Investment Adviser.

a. The Investment Adviser shall provide (or cause the Fund's custodian to provide) timely information to the
Sub-Adviser regarding such matters as the composition of assets in the Fund, cash requirements and cash available for investment in the Fund, and all other information as may be reasonably necessary for the Sub-Adviser to perform its responsibilities hereunder.

 b. The Investment Adviser has furnished the Sub-Adviser a copy of the prospectus and statement of additional information of the Fund and agrees during the continuance of this Agreement to furnish the Sub-Adviser copies of any revisions or supplements thereto at, or, if practicable, before the time the revisions or supplements become effective. The Investment Adviser agrees to furnish the Sub-Adviser with minutes of meetings of the Trustees of the Trust applicable to the Fund to the extent they may affect the duties of the Sub-Adviser, and with copies of any financial statements or reports made by the Fund to its shareholders, and any further materials or information which the Sub-Adviser may reasonably request to enable it to perform its functions under this Agreement.

3. Expenses. The Sub-Adviser shall not be liable for any expenses of the Investment Adviser or the Fund including, without limitation, (a) interest and taxes, (b) brokerage commissions and other costs in connection with the purchase or sale of securities or other investment instruments with respect to the Fund, and (c) custodian fees and expenses. The Sub-Adviser will pay its own expenses incurred in furnishing the services to be provided by it pursuant to this Agreement.

4. Purchase and Sale of Assets. The Investment Adviser shall place all orders for the purchase and sale of securities for the Fund in accordance with the Management Agreement dated March 15, 2000.

5. Compensation of the Sub-Adviser. As full compensation for all services rendered, including investment ideas and recommendations for the assets of the Fund, the Investment Adviser shall pay the Sub-Adviser compensation at the annual rate of 0.35% of the Fund's average daily net assets. Such compensation shall be payable monthly in arrears or at such other intervals, not less frequently than quarterly, as the Investment Adviser is paid by the Fund pursuant to the Management Agreement. Such payment shall be accomplished by the assignment described in the following sentence. The Investment Adviser hereby assigns to the Sub-Adviser a portion of its fee under the Management Agreement equal to the compensation to be paid to the Sub-Adviser hereunder. The Investment Adviser and the Fund shall instruct the paying agent for the Fund to pay such compensation directly to the Sub-Adviser and deduct such amount from the fee payable to the Investment Adviser, it being intended that the compensation to the Sub-Adviser and the fee, after such deduction, to the Adviser, be paid simultaneously. The Investment Adviser may from time to time waive the compensation it is entitled to receive from the Fund; however, any such waiver will have no effect on the Investment Adviser's obligation to pay the Sub-Adviser the compensation provided for herein.

6. Non-Exclusivity. The Investment Adviser and the Fund agree that the services of the Sub- Adviser are not to be deemed exclusive and that the Sub-Adviser and its affiliates are free to act as investment manager and provide other services to various investment companies and others. This Agreement shall not in any way limit or restrict the Sub-Adviser or any of its directors, officers, employees or agents from buying, selling or trading any securities or other investment instruments for its or their own account or for the account of others for whom it or they may be acting, provided that such activities do not adversely affect or otherwise impair the performance by the Sub-Adviser of its duties and obligations under this Agreement. The Investment Adviser and the Fund recognize and agree that the Sub-Adviser may provide advice to or take action with respect to other clients, which advice or action, including the timing and nature of such action, may differ from or be identical to advice given or action taken with respect to the Fund. The Sub-Adviser shall for all purposes hereof be deemed to be an independent contractor and shall, unless otherwise provided or authorized, have no authority to act for or represent the Fund or the Investment Adviser in any way or otherwise be deemed an agent of the Fund or the Investment Adviser.

7. Liability. Except as may otherwise be provided by the 1940 Act or other federal securities laws, neither the Sub-Adviser nor any of its officers, directors, employees or agents (the "Indemnified Parties") shall be subject to any liability to the Investment Adviser, the Fund or any shareholder of the Fund for any error of judgment, any mistake of law or any loss arising out of any investment or other act or omission in the course of, connected with, or arising out of any service to be rendered under this Agreement, except by reason of willful misfeasance, bad faith or gross negligence in the performance of the Sub-Adviser's duties hereunder or by reason of reckless disregard by the Sub-Adviser of its obligations and duties hereunder.

8.                   Indemnification.

a.        Indemnification by Investment Adviser and Provences. The Investment Adviser, Ross C. Provence and Jeffrey R. Provence (the " Indemnitors") hereby jointly and severally agree to indemnify and hold harmless each of the Indemnified Parties against any losses, expenses, claims, damages or liabilities (or actions or proceedings and attorneys fees and expenses and settlement costs in respect thereof), to which such Indemnified Party may become subject arising out of or based on the breach or alleged breach by the Investment Adviser of an provisions of this Agreement or the Management Agreement, or any wrongful action or alleged wrongful action by the Investment Adviser or its affiliates in the distribution of the Fund's shares or otherwise with respect to the Fund, or any wrongful action or alleged wrongful action by the Fund other than wrongful action or alleged wrongful action that was caused by the breach by the Sub-Adviser of the provisions of this Agreement; provided, however, that the Investment Adviser shall not be liable under this paragraph in respect of any loss, expense, claim, damage or liability to the extent that a court having jurisdiction shall have determined by a final judgment, or independent counsel agreed upon by the Investment Adviser and the Sub-Adviser shall have concluded in a written opinion, that such loss, expense, claim, damage or liability resulted primarily from the Sub-Adviser's willful misfeasance, bad faith or gross negligence or by reason of the reckless disregard by the Sub-Adviser of its duties hereunder. The foregoing indemnification shall be in addition to any rights that the Sub-Adviser may have at common law or otherwise. The Indemnitors' agreements in this paragraph shall, upon the same terms and conditions, extend to and inure to the benefit of each person who may be deemed to control the Sub-Adviser, be controlled by the Sub-Adviser or be under common control with the Sub-Adviser and to each of the Sub-Adviser's and each such person's respective affiliates, directors, officers, employees and agents. The Indemnitors' agreements in this paragraph shall also extend to any of the Sub-Adviser's successors or the successors of the aforementioned affiliates, directors, officers, employees or agents.

b.        Indemnification by Sub-Adviser. The Sub-Adviser hereby indemnifies and holds harmless the Investment Adviser against any losses, expenses, claims, damages or liabilities (or actions or proceedings and attorneys fees and expenses and settlement costs in respect thereof), to which the Investment Adviser may become subject arising out of or based on the breach or alleged breach by the Sub-Adviser of any provisions of this Agreement; provided, however, that the Sub-Adviser shall be liable under this paragraph in respect of any loss, expense, claim, damage or liability to the extent that a court having jurisdiction shall have determined by a final judgment, or independent counsel agreed upon by the Investment Adviser and the Sub-Adviser shall have concluded in a written opinion, that such loss, expense, claim, damage or liability resulted primarily from the Investment Adviser's willful misfeasance, bad faith or gross negligence or by reason of the reckless disregard by the Investment Adviser of its duties hereunder or under the Management Agreement. The foregoing indemnification shall be in addition to any rights that the Investment Adviser may have at common law or otherwise. The Sub-Adviser's agreements in this paragraph shall, upon the same terms and conditions, extend to and inure to the benefit of each person who may be deemed to control the Investment Adviser, be controlled by the Investment Adviser or be under common control with the Investment Adviser and its affiliates, general partners, employees and agents. The Sub-Adviser's agreements in this paragraph shall also extend to any of the Investment Adviser's successors or the successors of the aforementioned affiliates, general partners, employees or agents.

c.        Notice and Defense of Proceedings, etc. Promptly after receipt by a party indemnified under paragraph 8(a) or 8(b) above of notice of the commencement of any action, proceeding or investigation for which indemnification will be sought, such indemnified party shall promptly notify the indemnifying party in writing; but the omission so to notify the indemnifying party shall not relieve it from any liability which it may otherwise have to any indemnified party unless such omission results in actual material prejudice to the indemnifying party. In case any action or proceeding shall be brought against any indemnified party, and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate in and, individually or jointly with any other indemnifying party, to assume the defense thereof with counsel reasonably satisfactory to the indemnified party. After notice from the indemnifying party to the indemnified party of its election to assume the defense of any action or proceeding, the indemnifying party on a monthly a basis shall reimburse the indemnified party for the legal fees and expenses incurred by the indemnified party for continuing its defense thereof. Regardless of whether or not the indemnifying party shall have assumed the defense of any action or proceeding, the indemnified party shall not settle or compromise the action or proceeding without the prior written consent of the indemnifying party.

9. Effective Date and Termination. This Agreement shall become effective as of the date of its execution, and

a. unless otherwise terminated, this Agreement shall continue in effect for two years from the date of execution, and from year to year thereafter so long as such continuance is specifically approved at least annually (i) by the Board of Trustees of the Fund or by vote of a majority of the outstanding voting securities of the Fund, and (ii) by vote of a majority of the Trustees of the Fund who are not interested persons of the Fund, the Investment Adviser or the Sub-Adviser, cast in person at a meeting called for the purpose of voting on such approval;

b. this Agreement may at any time be terminated on sixty days' written notice to the Sub-Adviser (i) by the Investment Adviser and vote of the Board of Trustees of the Fund; (ii) by vote of the Board of Trustees of the Fund; or (iii) by vote of a majority of the outstanding voting securities of the Fund;

c. this Agreement may be terminated by the Sub-Adviser on sixty days' written notice to both the Investment Adviser and the Fund; and

d. this Agreement shall automatically terminate in the event of its assignment or the demise of the principal of the Sub-Adviser.

Termination of this Agreement pursuant to this Section 9 shall be without the payment of any penalty.

 10. Amendment. This Agreement may be amended at any time by mutual consent of the Fund, the Investment Adviser and the Sub-Adviser, provided that such amendment shall also have been (i) approved by the Board of Trustees of the Fund; (ii) approved by vote of a majority of the Trustees of the Trust who are not interested persons of the Fund, the Investment Adviser or the Sub-Adviser, cast in person at a meeting called for the purpose of voting on such approval; and (iii) if required under interpretations of the 1940 Act by the Securities and Exchange Commission, approved by vote of a majority of the outstanding voting securities of the Fund.

11.    Questions of Interpretation.

a. For purposes of this Agreement, the terms "vote of a majority of the outstanding voting securities," "interested person," "affiliated person" and "assignment" shall have their respective meanings defined in the 1940 Act, subject, however, to such exemptions as may be granted by the Securities and Exchange Commission under the 1940 Act.

b.       The term "Fund" shall mean the Wireless Funds business trust until such time as the Wireless Fund series is no longer the only series of shares of the business trust. After another series is added to the business trust, the term "Fund" shall mean the original Wireless Fund series unless the context requires that it mean the entire business trust.

c. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the 1940 Act shall be resolved by reference to such term or provision of the 1940 Act and to interpretation thereof, if any, by the United States courts or in the absence of any controlling decision of any such court, by the Securities and Exchange Commission or its staff. In addition, where the effect of a requirement of the 1940 Act, reflected in any provision of this Agreement, is revised by rule, regulation, order or interpretation of the Securities and Exchange Commission or its staff, such provision shall be deemed to incorporate the effect of such rule, regulation, order or interpretation.

12. General.

a. If any term or provision of this Agreement or the application thereof to any person or circumstances is held to be invalid or unenforceable to any extent, the remainder of this Agreement or the application of such provision to other persons or circumstances shall not be affected thereby and shall be enforced to the fullest extent permitted by law.

b. This Agreement shall be governed by and interpreted in accordance with the laws of the State of California.

IN WITNESS WHEREOF, the parties have executed this Agreement as of the date written above.

VALUE TREND CAPITAL MANAGEMENT, LP	WIRELESS FUND

By: /s/ Ross C. Provence	By: /s/ Ross C. Provence
ROSS C. PROVENCE	President
General Partner

By: /s/ Jeffrey R. Provence
JEFFREY R. PROVENCE
General Partner

Berkshire Capital Holdings, Inc.	INDEMNIFYING PARTIES

By: /s/ Malcolm R. Fobes	By: /s/ Ross C. Provence
MALCOLM R. FOBES III	Ross C. Provence
President
By: /s/ Jeffrey R. Provence
JEFFREY R PROVENCE

Notice

A copy of the Agreement and Declaration of Trust establishing Wireless Fund (the "Fund") is on file with the Secretary of The Commonwealth of Massachusetts, and notice is hereby given that this Agreement is executed with respect to the Fund's only series (the "Series") on behalf of the Fund by officers of the Fund as officers and not individually and that the obligations of or arising out of this Agreement are not binding upon any of the trustees, officers or shareholders individually but are binding only upon the assets and property belonging to the Series.

EXHIBIT G

CUSTODIAL AGREEMENT

This agreement (the "Agreement") is entered into as of the 9th day of March, 2000, by and between Wireless Fund, (the "Trust") and Firstar Bank, National Association, (the "Custodian"), a national banking association having its principal office at 425 Walnut Street, Cincinnati, Ohio, 45202.

WHEREAS, the Trust and the Custodian desire to enter into this Agreement to provide for the custody and safekeeping of the assets of the Trust as required by the Act (as hereafter defined).

THEREFORE, in consideration of the mutual promises hereinafter set forth, the Trust and the Custodian agree as follows:

ARTICLE I

Definitions

The following words and phrases, when used in this Agreement, unless the context otherwise requires, shall have the following meanings:

Act - the Investment Company Act of 1940, as amended.

1934 Act - the Securities and Exchange Act of 1934, as amended.

Authorized Person - any (i) Officer of the Trust or (ii) any other person, whether or not any such person is an officer or employee of the Trust, who is duly authorized by the Board of Trustees of the Trust to give Oral Instructions and Written Instructions on behalf of the Trust or any Fund, and named in Appendix A attached hereto and as amended from time to time by resolution of the Board of Trustees, certified by an Officer, and received by the Custodian.

Board of Trustees - the Trustees from time to time serving under the Trust's Agreement and Declaration of Trust, as from time to time amended.

Book-Entry System - a federal book-entry system as provided in Subpart O of Treasury Circular No. 300, 31 CFR 306, in Subpart B of 31 CFT Part 350, or in such book-entry regulations of federal agencies as are substantially in the form of Subpart O.

Business Day - any day recognized as a settlement day by The New York Stock Exchange, Inc. and any other day for which the Trust computes the net asset value of Shares of any fund.

Depository - The Depository Trust Company ("DTC"), a limited purpose trust company, its successor(s) and its nominee(s). Depository shall include any other clearing agency registered with the SEC under Section 17A of the 1934 Act which acts as a system for the central handling of Securities where all Securities of any particular class or series of an issuer deposited within the system are treated as fungible and may be transferred or pledged by bookkeeping entry without physical delivery of the Securities provided that the Custodian shall have received a copy of a resolution of the Board of Trustees, certified by an Officer, specifically approving the use of such clearing agency as a depository for the Funds.

Dividend and Transfer Agent - the dividend and transfer agent appointed, from time to time, pursuant to a written agreement between the dividend and transfer agent and the Trust.

Foreign Securities - a) securities issued and sold primarily outside of the United States by a foreign government, a national of any foreign country, or a trust or other organization incorporated or organized under the laws of any foreign country or; b) securities issued or guaranteed by the government of the United States, by any state, by any political subdivision or agency thereof, or by any entity organized under the laws of the United States or of any state thereof, which have been issued and sold primarily outside of the United States.

Fund - each series of the Trust listed in Appendix B and any additional series added pursuant to Proper Industries. A series is individually referred to as a "Fund" and collectively referred to as the "Funds."

Money Market Security - debt obligations issued or guaranteed as to principal and/or interest by the government of the United States or agencies or instrumentalities thereof, commercial paper, obligations (including certificates of deposit, bankers' acceptances, repurchase agreements and reverse repurchase agreements with respect to the same), and time deposits of domestic banks and thrift institutions whose deposits are insured by the Federal Deposit Insurance Corporation, and short-term corporate obligations where the purchase and sale of such securities normally require settlement in federal funds or their equivalent on the same day as such purchase and sale, all of which mature in not more than thirteen (13) months.

NASD - the National Association of Securities Dealers, Inc.

Officer - the Chairman, President, Secretary, Treasurer, any Vice President, Assistant Secretary or Assistant Treasurer of the Trust.

Oral Instructions - instructions orally transmitted to and received by the Custodian from an Authorized Person (or from a person that the Custodian reasonably believes in good faith to be an Authorized Person) and confirmed by Written Instructions in such a manner that such Written Instructions are received by the Custodian on the Business Day immediately following receipt of such Oral Instructions.

Proper Instructions - Oral Instructions or Written Instructions. Proper Instructions may be continuing Written Instructions when deemed appropriate by both parties.

Prospectus - the Trust's then currently effective prospectus and Statement of Additional Information, as filed with and declared effective from time to time by the Securities and Exchange Commission.

Security or Securities - Money Market Securities, common stock, preferred stock, options, financial futures, bonds, notes, debentures, corporate debt securities, mortgages, bank certificates of deposit, bankers' acceptances, mortgage-backed securities or other obligations and any certificates, receipts, warrants, or other instruments or documents representing rights to receive, purchase, or subscribe for the same or evidencing or representing any other rights or interest therein, or any similar property or assets that the Custodian has the facilities to clear and to service.

SEC - the Securities and Exchange Commission of the United States of America.

Shares - with respect to a Fund, the units of beneficial interest issued by the Trust on account of such Fund.

Trust - the Wireless Fund a business trust organized under the laws of Massachusetts which is a open-end management investment company registered under the Act.

Written Instructions - communications in writing actually received by the Custodian from an Authorized Person. A communication in writing includes a communication by facsimile, telex or between electro-mechanical or electronic devices (where the use of such devices have been approved by resolution of the Trustee and the resolution is certified by an Officer and delivered to the Custodian). All written communications shall be directed to the Custodian, attention: Mutual Fund Custody Department.

ARTICLE II

Appointment; Acceptance; and Furnishing of Documents

A. Appointment of Custodian. The Trust hereby constitutes and appoints the Custodian as custodian of all Securities and cash owned by the Trust at any time during the term of this Agreement.

B. Acceptance of Custodian. The Custodian hereby accepts appointment as such custodian and agrees to perform the duties thereof as hereinafter set forth.

C. Documents to be Furnished. The following documents, including any amendments thereto, will be provided contemporaneously with the execution of the Agreement, to the Custodian by the Trust:

1. A copy of the Articles of Incorporation of the Trust certified by the Secretary.

2. A copy of the By-Laws of the Trust certified by the Secretary.

3. A copy of the resolution of the Board of Trustees of the Trust appointing the Custodian, certified by the Secretary.

4. A copy of the then current Prospectus.

5. A Certificate of the President and Secretary of the Trust setting forth the names and signatures of the current Officers of the Trust and other Authorized Persons.

D. Notice of Appointment of Dividend and Transfer Agent. The Trust agrees to notify the Custodian in writing of the appointment, termination or change in appointment of any Dividend and Transfer Agent.

ARTICLE III

Receipt of Trust Assets

A. Delivery of Moneys. During the term of this Agreement, the Trust will deliver or cause to be delivered to the Custodian all moneys to be held by the Custodian for the account of any Fund. The Custodian shall be entitled to reverse any deposits made on any Fund's behalf where such deposits have been entered and moneys are not finally collected within 30 days of the making of such entry.

B. Delivery of Securities. During the term of this Agreement, the Trust will deliver or cause to be delivered to the Custodian all Securities to be held by the Custodian for the account of any Fund. The Custodian will not have any duties or responsibilities with respect to such Securities until actually received by the Custodian.

C. Payments for Shares. As and when received, the Custodian shall deposit to the account(s) of a Fund any and all payments for Shares of that Fund issued or sold from time to time as they are received from the Trust's distributor or Dividend and Transfer Agent or from the Trust itself.

D. Duties Upon Receipt. The Custodian shall not be responsible for any Securities, moneys or other assets of any Fund until actually received by it.

E. Validity of Title. The Custodian shall not be responsible for the title, validity or genuineness of any property or evidence of title thereto received or delivered by it pursuant to this Agreement.

ARTICLE IV

Disbursement of Trust Assets

A. Declaration of Dividends by Trust. The Trust shall furnish to the Custodian a copy of the resolution of the Board of Trustees of the Trust, certified by the Trust's Secretary, either (i) setting forth the date of the declaration of any dividend or distribution in respect of Shares of any Fund of the Trust, the date of payment thereof, the record date as of which the Fund shareholders entitled to payment shall be determined, the amount payable per share to Fund shareholders of record as of that date, and the total amount to be paid by the Dividend and Transfer Agent on the payment date, or (ii) authorizing the declaration of dividends and distributions in respect of Shares of a Fund on a daily basis and authorizing the Custodian to rely on Written Instructions setting forth the date of the declaration of any such dividend or distribution, the date of payment thereof, the record date as of which the Fund shareholders entitled to payment shall be determined, the amount payable per share to Fund shareholders of record as of that date, and the total amount to be paid by the Dividend and Transfer Agent on the payment date.

On the payment date specified in the resolution or Written Instructions described above, the Custodian shall segregate such amounts from moneys held for the account of the Fund so that they are available for such payment.

B. Segregation of Redemption Proceeds. Upon receipt of Proper Instructions so directing it, the Custodian shall segregate amounts necessary for the payment of redemption proceeds to be made by the Dividend and Transfer Agent from moneys held for the account of the Fund so that they are available for such payment.

C. Disbursements of Custodian. Upon receipt of a Certificate directing payment and setting forth the name and address of the person to whom such payment is to be made, the amount of such payment, the name of the Fund from which payment is to be made, and the purpose for which payment is to be made, the Custodian shall disburse amounts as and when directed from the assets of that Fund. The Custodian is authorized to rely on such directions and shall be under no obligation to inquire as to the propriety of such directions.

D. Payment of Custodian Fees. Upon receipt of Written Instructions directing payment, the Custodian shall disburse moneys from the assets of the Trust in payment of the Custodian's fees and expenses as provided in Article VIII hereof.

ARTICLE V

Custody of Trust Assets

A. Separate Accounts for Each Fund. As to each Fund, the Custodian shall open and maintain a separate bank account or accounts in the United States in the name of the Trust coupled with the name of such Fund, subject only to draft or order by the Custodian acting pursuant to the terms of this Agreement, and shall hold all cash received by it from or for the account of the Fund, other than cash maintained by the Fund in a bank account established and used by the Fund in accordance with Rule 17f-3 under the Act. Moneys held by the Custodian on behalf of a Fund may be deposited by the Custodian to its credit as Custodian in the banking department of the Custodian. Such moneys shall be deposited by the Custodian in its capacity as such, and shall be withdrawable by the Custodian only in such capacity.

B. Segregation of Non-Cash Assets. All Securities and non-cash property held by the Custodian for the account of a Fund (other than Securities maintained in a Depository or Book-entry System) shall be physically segregated from other Securities and non-cash property in the possession of the Custodian (including the Securities and non-cash property of the other Funds) and shall be identified as subject to this Agreement.

C. Securities in Bearer and Registered Form. All Securities held which are issued or issuable only in bearer form, shall be held by the Custodian in that form; all other Securities held for the Fund may be registered in the name of the Custodian, any sub-custodian appointed in accordance with this Agreement, or the nominee of any of them. The Trust agrees to furnish to the Custodian appropriate instruments to enable the Custodian to hold, or deliver in proper form for transfer, any Securities that it may hold for the account of any Fund and which may, from time to time, be registered in the name of a Fund.

D. Duties of Custodian As to Securities. Unless otherwise instructed by the Trust, with respect to all Securities held for the Trust, the Custodian shall on a timely basis (concerning items 1 and 2 below, as defined in the Custodian's Standards of Service Guide, as amended from time to time, annexed hereto as Appendix D):

1.) Collect all income due and payable with respect to such Securities;

2.) Present for payment and collect amounts payable upon all Securities which may mature or be called, redeemed, or retired, or otherwise become payable;

3.) Surrender interim receipts or Securities in temporary form for Securities in definitive form; and

4.) Execute, as Custodian, any necessary declarations or certificates of ownership under the Federal income tax laws or the laws or regulations of any other taxing authority, including any foreign taxing authority, now or hereafter in effect.

E. Certain Actions Upon Written Instructions. Upon receipt of a Written Instructions and not otherwise, the Custodian shall:

1.) Execute and deliver to such persons as may be designated in such Written Instructions proxies, consents, authorizations, and any other instruments whereby the authority of the Trust as beneficial owner of any Securities may be exercised;

2.) Deliver any Securities in exchange for other Securities or cash issued or paid in connection with the liquidation, reorganization, refinancing, merger, consolidation, or recapitalization of any trust, or the exercise of any conversion privilege;

3.) Deliver any Securities to any protective committee, reorganization committee, or other person in connection with the reorganization, refinancing, merger, consolidation, recapitalization, or sale of assets of any trust, and receive and hold under the terms of this Agreement such certificates of deposit, interim receipts or other instruments or documents as may be issued to it to evidence such delivery;

4.) Make such transfers or exchanges of the assets of any Fund and take such other steps as shall be stated in the Written Instructions to be for the purpose of effectuating any duly authorized plan of liquidation, reorganization, merger, consolidation or recapitalization of the Trust; and

5.) Deliver any Securities held for any Fund to the depository agent for tender or other similar offers.

F. Custodian to Deliver Proxy Materials. The Custodian shall promptly deliver to the Trust all notices, proxy material and executed but unvoted proxies pertaining to shareholder meetings of Securities held by any Fund. The Custodian shall not vote or authorize the voting of any Securities or give any consent, waiver or approval with respect thereto unless so directed by Written Instructions.

G. Custodian to Deliver Tender Offer Information. The Custodian shall promptly deliver to the Trust all information received by the Custodian and pertaining to Securities held by any Fund with respect to tender or exchange offers, calls for redemption or purchase, or expiration of rights. If the Trust desires to take action with respect to any tender offer, exchange offer or other similar transaction, the Trust shall notify the Custodian at least five Business Days prior to the date on which the Custodian is to take such action. The Trust will provide or cause to be provided to the Custodian all relevant information for any Security which has unique put/option provisions at least five Business Days prior to the beginning date of the tender period.

ARTICLE VI

Purchase and Sale of Securities

A. Purchase of Securities. Promptly after each purchase of Securities by the Trust, the Trust shall deliver to the Custodian (i) with respect to each purchase of Securities which are not Money Market Securities, Written Instructions, and (ii) with respect to each purchase of Money Market Securities, Proper Instructions, specifying with respect to each such purchase the;

1.) name of the issuer and the title of the Securities,

2.) the number of shares, principal amount purchased (and accrued interest, if any) or other units purchased,

3.) date of purchase and settlement,

4.) purchase price per unit,

5.) total amount payable,

6.) name of the person from whom, or the broker through which, the purchase was made,

7.) the name of the person to whom such amount is payable, and

8.) the Fund for which the purchase was made.

The Custodian shall, against receipt of Securities purchased by or for the Trust, pay out of the moneys held for the account of such Fund the total amount specified in the Written Instructions, or Oral Instructions, if applicable, to the person named therein. The Custodian shall not be under any obligation to pay out moneys to cover the cost of a purchase of Securities for a Fund, if in the relevant Fund custody account there is insufficient cash available to the Fund for which such purchase was made.

B. Sale of Securities. Promptly after each sale of Securities by a Fund, the Trust shall deliver to the Custodian (i) with respect to each sale of Securities which are not Money Market Securities, Written Instructions, and (ii) with respect to each sale of Money Market Securities, Proper Instructions, specifying with respect to each such sale the:

1.) name of the issuer and the title of the Securities,

2.) number of shares, principal amount sold (and accrued interest, if any) or other units sold,

3.) date of sale and settlement,

4.) sale price per unit,

5.) total amount receivable,

6.) name of the person to whom, or the broker through which, the sale was made,

7.) name of the person to whom such Securities are to be delivered, and

8.) Fund for which the sale was made.

The Custodian shall deliver the Securities against receipt of the total amount specified in the Written Instructions, or Oral Instructions, if applicable. Notwithstanding any other provision of this Agreement, the Custodian, when properly instructed as provided herein to deliver Securities against payment, shall be entitled, if in accordance with generally accepted market practice, to deliver such Securities prior to actual receipt of final payment therefor. In any such case, the Fund for which the Securities were delivered shall bear the risk that final payment for the Securities may not be made or that the Securities may be returned or otherwise held or disposed of by or through the person to whom they were delivered, and the Custodian shall have no liability for any of the foregoing.

C. Payment on Settlement Date. On contractual settlement date, the account of the Fund will be charged for all purchased Securities settling on that day, regardless of whether or not delivery is made. Likewise, on contractual settlement date, proceeds from the sale of Securities settling that day will be credited to the account of the Fund, irrespective of delivery. Any such credit shall be conditioned upon actual receipt by Custodian of final payment and may be reversed if final payment is not actually received in full.

D. Credit of Moneys Prior to Receipt. With respect to any credit given prior to actual receipt of final payment, the Custodian may, in its sole discretion and from time to time, permit a Fund to use funds so credited to its Fund custody account in anticipation of actual receipt of final payment. Any such funds shall be deemed a loan from the Custodian to the Trust payable on demand and bearing interest accruing from the date such loan is made up to but not including the date on which such loan is repaid at the rate per annum customarily charged by the Custodian on similar loans.

E. Segregated Accounts. The Custodian shall, upon receipt of Proper Instructions so directing it, establish and maintain a segregated account or accounts for and on behalf of a Fund. Cash and/or Securities may be transferred into such account or accounts for specific purposes, to-wit:

1.) in accordance with the provision of any agreement among the Trust, the Custodian, and a broker-dealer registered under the 1934 Act, and also a member of the NASD (or any futures commission merchant registered under the Commodity Exchange Act), relating to compliance with the rules of the Options Clearing Corporation and of any registered national securities exchange, the Commodity Futures Trading Commission, any registered contract market, or any similar organization or organizations requiring escrow or other similar arrangements in connection with transactions by the Fund;

2.) for purposes of segregating cash or Securities in connection with options purchased, sold, or written by the Fund or commodity futures contracts or options thereon purchased or sold by the Fund;

3.) for the purpose of compliance by the Fund with the procedures required for reverse repurchase agreements, firm commitment agreements, standby commitment agreements, and short sales by Act Release No. 10666, or any subsequent release or releases or rule of the SEC relating to the maintenance of segregated accounts by registered investment companies;

4.) for the purpose of segregating collateral for loans of Securities made by the Fund; and

5.) for other proper corporate purposes, but only upon receipt of, in addition to Proper Instructions, a copy of a resolution of the Board of Trustees, certified by an Officer, setting forth the purposes of such segregated account.

Each segregated account established hereunder shall be established and maintained for a single Fund only. All Proper Instructions relating to a segregated account shall specify the Fund involved.

F. Advances for Settlement. Except as otherwise may be agreed upon by the parties hereto, the Custodian shall not be required to comply with any Written Instructions to settle the purchase of any Securities on behalf of a Fund unless there is sufficient cash in the account(s) pertaining to such Fund at the time or to settle the sale of any Securities from such an account(s) unless such Securities are in deliverable form. Notwithstanding the foregoing, if the purchase price of such Securities exceeds the amount of cash in the account(s) at the time of such purchase, the Custodian may, in its sole discretion, advance the amount of the difference in order to settle the purchase of such Securities. The amount of any such advance shall be deemed a loan from the Custodian to the Trust payable on demand and bearing interest accruing from the date such loan is made up to but not including the date such loan is repaid at the rate per annum customarily charged by the Custodian on similar loans.

ARTICLE VII

Trust Indebtedness

In connection with any borrowings by the Trust, the Trust will cause to be delivered to the Custodian by a bank or broker requiring Securities as collateral for such borrowings (including the Custodian if the borrowing is from the Custodian), a notice or undertaking in the form currently employed by such bank or broker setting forth the amount of collateral. The Trust shall promptly deliver to the Custodian Written Instructions specifying with respect to each such borrowing: (a) the name of the bank or broker, (b) the amount and terms of the borrowing, which may be set forth by incorporating by reference an attached promissory note duly endorsed by the Trust, or a loan agreement, (c) the date, and time if known, on which the loan is to be entered into, (d) the date on which the loan becomes due and payable, (e) the total amount payable to the Trust on the borrowing date, and (f) the description of the Securities securing the loan, including the name of the issuer, the title and the number of shares or other units or the principal amount. The Custodian shall deliver on the borrowing date specified in the Written Instructions the required collateral against the lender's delivery of the total loan amount then payable, provided that the same conforms to that which is described in the Written Instructions. The Custodian shall deliver, in the manner directed by the Trust, such Securities as additional collateral, as may be specified in Written Instructions, to secure further any transaction described in this Article VII. The Trust shall cause all Securities released from collateral status to be returned directly to the Custodian and the Custodian shall receive from time to time such return of collateral as may be tendered to it.

The Custodian may, at the option of the lender, keep such collateral in its possession, subject to all rights therein given to the lender because of the loan. The Custodian may require such reasonable conditions regarding such collateral and its dealings with third-party lenders as it may deem appropriate.

ARTICLE VIII

Concerning the Custodian

A. Limitations on Liability of Custodian. Except as otherwise provided herein, the Custodian shall not be liable for any loss or damage resulting from its action or omission to act or otherwise, except for any such loss or damage arising out of its own gross negligence or willful misconduct. The Trust shall defend, indemnify and hold harmless the Custodian and its directors, officers, employees and agents with respect to any loss, claim, liability or cost (including reasonable attorneys' fees) arising or alleged to arise from or relating to the Trust's duties hereunder or any other action or inaction of the Trust or its Trustees, officers, employees or agents, except such as may arise from the grossly negligent action or omission, willful misconduct or breach of this Agreement by the Custodian. The Custodian shall be entitled to rely on and may act upon the advice and opinion of counsel on all matters, at the expense of the Trust, and shall be without liability for any action reasonably taken or omitted pursuant to such advice or opinion of counsel. The provisions under this paragraph shall survive the termination of this Agreement.

B. Actions Not Required By Custodian. Without limiting the generality of the foregoing, the Custodian, acting in the capacity of Custodian hereunder, shall be under no obligation to inquire into, and shall not be liable for :

1.) The validity of the issue of any Securities purchased by or for the account of any Fund, the legality of the purchase thereof, or the propriety of the amount paid therefor;

2.) The legality of the sale of any Securities by or for the account of any Fund, or the propriety of the amount for which the same are sold;

3.) The legality of the issue or sale of any Shares of any Fund, or the sufficiency of the amount to be received therefor;

4.) The legality of the redemption of any Shares of any Fund, or the propriety of the amount to be paid therefor;

5.) The legality of the declaration or payment of any dividend by the Trust in respect of Shares of any Fund;

6.) The legality of any borrowing by the Trust on behalf of the Trust or any Fund, using Securities as collateral;

7.) Whether the Trust or a Fund is in compliance with the 1940 Act, the regulations thereunder, the provisions of the Trust's charter documents or by-laws, or its investment objectives and policies as then in effect.

C. No Duty to Collect Amounts Due From Dividend and Transfer Agent. The Custodian shall not be under any duty or obligation to take action to effect collection of any amount due to the Trust from any Dividend and Transfer Agent of the Trust nor to take any action to effect payment or distribution by any Dividend and Transfer Agent of the Trust of any amount paid by the Custodian to any Dividend and Transfer Agent of the Trust in accordance with this Agreement.

D. No Enforcement Actions. Notwithstanding Section D of Article V, the Custodian shall not be under any duty or obligation to take action, by legal means or otherwise, to effect collection of any amount, if the Securities upon which such amount is payable are in default, or if payment is refused after due demand or presentation, unless and until (i) it shall be directed to take such action by Written Instructions and (ii) it shall be assured to its satisfaction (including prepayment thereof) of reimbursement of its costs and expenses in connection with any such action.

E. Authority to Use Agents and Sub-Custodians. The Trust acknowledges and hereby authorizes the Custodian to hold Securities through its various agents described in Appendix C annexed hereto. The Fund hereby represents that such authorization has been duly approved by the Board of Trustees of the Trust as required by the Act.

In addition, the Trust acknowledges that the Custodian may appoint one or more financial institutions, as agent or agents or as sub-custodian or sub-custodians, including, but not limited to, banking institutions located in foreign countries, for the purpose of holding Securities and moneys at any time owned by the Fund. The Custodian shall not be relieved of any obligation or liability under this Agreement in connection with the appointment or activities of such agents or sub-custodians. Any such agent or sub-custodian shall be qualified to serve as such for assets of investment companies registered under the Act. The Funds shall reimburse the Custodian for all costs incurred by the Custodian in connection with opening accounts with any such agents or sub-custodians. Upon request, the Custodian shall promptly forward to the Trust any documents it receives from any agent or sub-custodian appointed hereunder which may assist trustees of registered investment companies to fulfill their responsibilities under Rule 17f-5 of the Act.

F. No Duty to Supervise Investments. The Custodian shall not be under any duty or obligation to ascertain whether any Securities at any time delivered to or held by it for the account of the Trust are such as properly may be held by the Trust under the provisions of the Articles of Incorporation and the Trust's By-Laws.

G. All Records Confidential. The Custodian shall treat all records and other information relating to the Trust and the assets of all Funds as confidential and shall not disclose any such records or information to any other person unless (i) the Trust shall have consented thereto in writing or (ii) such disclosure is required by law.

H. Compensation of Custodian. The Custodian shall be entitled to receive and the Trust agrees to pay to the Custodian such compensation as shall be determined pursuant to Appendix E attached hereto, or as shall be determined pursuant to amendments to Appendix E. The Custodian shall be entitled to charge against any money held by it for the account of any Fund, the amount of any of its fees, any loss, damage, liability or expense, including counsel fees. The expenses which the Custodian may charge against the account of a Fund include, but are not limited to, the expenses of agents or sub-custodians incurred in settling transactions involving the purchase and sale of Securities of the Fund.

I. Reliance Upon Instructions. The Custodian shall be entitled to rely upon any Proper Instructions. The Trust agrees to forward to the Custodian Written Instructions confirming Oral Instructions in such a manner so that such Written Instructions are received by the Custodian, whether by hand delivery, telex, facsimile or otherwise, on the same Business Day on which such Oral Instructions were given. The Trust agrees that the failure of the Custodian to receive such confirming instructions shall in no way affect the validity of the transactions or enforceability of the transactions hereby authorized by the Trust. The Trust agrees that the Custodian shall incur no liability to the Trust for acting upon Oral Instructions given to the Custodian hereunder concerning such transactions.

J. Books and Records. The Custodian will (i) set up and maintain proper books of account and complete records of all transactions in the accounts maintained by the Custodian hereunder in such manner as will meet the obligations of the Fund under the Act, with particular attention to Section 31 thereof and Rules 3la-1 and 3la-2 thereunder and those records are the property of the Trust, and (ii) preserve for the periods prescribed by applicable Federal statute or regulation all records required to be so preserved. All such books and records shall be the property of the Trust, and shall be available, upon request, for inspection by duly authorized officers, employees or agents of the Trust and employees of the SEC.

K. Internal Accounting Control Systems. The Custodian shall send to the Trust any report received on the systems of internal accounting control of the Custodian, or its agents or sub-custodians, as the Trust may reasonably request from time to time.

L. No Management of Assets By Custodian. The Custodian performs only the services of a custodian and shall have no responsibility for the management, investment or reinvestment of the Securities or other assets from time to time owned by any Fund. The Custodian is not a selling agent for Shares of any Fund and performance of its duties as custodian shall not be deemed to be a recommendation to any Fund's depositors or others of Shares of the Fund as an investment. The Custodian shall have no duties or obligations whatsoever except such duties and obligations as are specifically set forth in this Agreement, and no covenant or obligation shall be implied in this Agreement against the Custodian.

M. Assistance to Trust. The Custodian shall take all reasonable action, that the Trust may from time to time request, to assist the Trust in obtaining favorable opinions from the Trust's independent accountants, with respect to the Custodian's activities hereunder, in connection with the preparation of the Fund's Form N- IA, Form N-SAR, or other annual reports to the SEC.

N. Grant of Security Interest. The Trust hereby pledges to and grants the Custodian a security interest in the assets of any Fund to secure the payment of any liabilities of the Trust to the Custodian, whether acting in its capacity as Custodian or otherwise, or on account of money borrowed from the Custodian. This pledge is in addition to any other pledge of collateral by the Trust to the Custodian.

ARTICLE IX

Initial Term; Termination

A. Initial Term. This Agreement shall become effective as of its execution and shall continue in full force and effect until terminated as hereinafter provided.

B. Termination. Either party hereto may terminate this Agreement after the Initial Term for any reason by giving to the other party a notice in writing specifying the date of such termination, which shall be not less than ninety (90) days after the date of giving of such notice. If such notice is given by the Trust, it shall be accompanied by a copy of a resolution of the Board of Trustees of the Trust, certified by the Secretary of the Trust, electing to terminate this Agreement and designating a successor custodian or custodians. In the event such notice is given by the Custodian, the Trust shall, on or before the termination date, deliver to the Custodian a copy of a resolution of the Board of Trustees of the Trust, certified by the Secretary, designating a successor custodian or custodians to act on behalf of the Trust. In the absence of such designation by the Trust, the Custodian may designate a successor custodian which shall be a bank or trust company having not less than $100,000,000 aggregate capital, surplus, and undivided profits. Upon the date set forth in such notice this Agreement shall terminate, and the Custodian, provided that it has received a notice of acceptance by the successor custodian, shall deliver, on that date, directly to the successor custodian all Securities and moneys then owned by the Fund and held by it as Custodian. Upon termination of this Agreement, the Trust shall pay to the Custodian on behalf of the Trust such compensation as may be due as of the date of such termination. The Trust agrees on behalf of the Trust that the Custodian shall be reimbursed for its reasonable costs in connection with the termination of this Agreement.

C. Failure to Designate Successor Custodian. If a successor custodian is not designated by the Trust, or by the Custodian in accordance with the preceding paragraph, or the designated successor cannot or will not serve, the Trust shall, upon the delivery by the Custodian to the Trust of all Securities (other than Securities held in the Book-Entry System which cannot be delivered to the Trust) and moneys then owned by the Trust, be deemed to be the custodian for the Trust, and the Custodian shall thereby be relieved of all duties and responsibilities pursuant to this Agreement, other than the duty with respect to Securities held in the Book-Entry System, which cannot be delivered to the Trust, which shall be held by the Custodian in accordance with this Agreement.

ARTICLE X

Force Majeure

Neither the Custodian nor the Trust shall be liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control, including, without limitation, acts of God; earthquakes; fires; floods; wars; civil or military disturbances; sabotage; strikes; epidemics; riots; power failures; computer failure and any such circumstances beyond its reasonable control as may cause interruption, loss or malfunction of utility, transportation, computer (hardware or software) or telephone communication service; accidents; labor disputes; acts of civil or military authority; governmental actions; or inability to obtain labor, material, equipment or transportation; provided, however, that the Custodian, in the event of a failure or delay, shall use its best efforts to ameliorate the effects of any such failure or delay.

ARTICLE XI

Miscellaneous

A. Designation of Authorized Persons. Appendix A sets forth the names and the signatures of all Authorized Persons as of this date, as certified by the Secretary of the Trust. The Trust agrees to furnish to the Custodian a new Appendix A in form similar to the attached Appendix A, if any present Authorized Person ceases to be an Authorized Person or if any other or additional Authorized Persons are elected or appointed. Until such new Appendix A shall be received, the Custodian shall be fully protected in acting under the provisions of this Agreement upon Oral Instructions or signatures of the then current Authorized Persons as set forth in the last delivered Appendix A.

B. Limitation of Personal Liability. No recourse under any obligation of this Agreement or for any claim based thereon shall be had against any organizer, shareholder, officer, trustee, past, present or future as such, of the Trust or of any predecessor or successor, either directly or through the Trust or any such predecessor or successor, whether by virtue of any constitution, statute or rule of law or equity, or by the enforcement of any assessment or penalty or otherwise; it being expressly agreed and understood that this Agreement and the obligations thereunder are enforceable solely against the Trust, and that no such personal liability whatever shall attach to, or is or shall be incurred by, the organizers, shareholders, officers, or trustees of the Trust or of any predecessor or successor, or any of them as such. To the extent that any such liability exists, it is hereby expressly waived and released by the Custodian as a condition of, and as a consideration for, the execution of this Agreement.

C. Authorization By Board. The obligations set forth in this Agreement as having been made by the Trust have been made by the Board of Trustees, acting as such Trustees for and on behalf of the Trust, pursuant to the authority vested in them under the laws of the Commonwealth of Massachusetts, the Declaration of Trust and the By-Laws of the Trust. This Agreement has been executed by Officers of the Trust as officers, and not individually, and the obligations contained herein are not binding upon any of the Trustees, Officers, agents or holders of shares, personally, but bind only the Trust.

D. Custodian's Consent to Use of Its Name. The Trust shall review with the Custodian all provisions of the Prospectus and any other documents (including advertising material) specifically mentioning the Custodian (other than merely by name and address) and shall obtain the Custodian's consent prior to the publication and/or dissemination or distribution thereof.

E. Notices to Custodian. Any notice or other instrument in writing, authorized or required by this Agreement to be given to the Custodian, shall be sufficiently given if addressed to the Custodian and mailed or delivered to it at its offices at Firstar Bank Center, 425 Walnut Street, M. L. 6118, Cincinnati, Ohio 45202, attention Mutual Fund Custody Department, or at such other place as the Custodian may from time to time designate in writing.

F. Notices to Trust. Any notice or other instrument in writing, authorized or required by this Agreement to be given to the Trust shall be sufficiently given when delivered to the Trust or on the second Business Day following the time such notice is deposited in the U.S. mail postage prepaid and addressed to the Trust at its office at 9802 Nicholas, Suite 250, Omaha, Nebraska 68114 or at such other place as the Trust may from time to time designate in writing.

G. Amendments In Writing. This Agreement, with the exception of the Appendices, may not be amended or modified in any manner except by a written agreement executed by both parties with the same formality as this Agreement, and authorized and approved by a resolution of the Board of Trustees of the Trust.

H. Successors and Assigns. This Agreement shall extend to and shall be binding upon the parties hereto, and their respective successors and assigns; provided, however, that this Agreement shall not be assignable by the Trust or by the Custodian, and no attempted assignment by the Trust or the Custodian shall be effective without the written consent of the other party hereto.

I. Governing Law. This Agreement shall be construed in accordance with the laws of the State of Ohio.

J. Jurisdiction. Any legal action, suit or proceeding to be instituted by either party with respect to this Agreement shall be brought by such party exclusively in the courts of the State of Ohio or in the courts of the United States for the Southern District of Ohio, and each party, by its execution of this Agreement, irrevocably (i) submits to such jurisdiction and (ii) consents to the service of any process or pleadings by first class U.S. mail, postage prepaid and return receipt requested, or by any other means from time to time authorized by the laws of such jurisdiction.

K. Counterparts. This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but such counterparts shall, together, constitute only one instrument.

L. Headings. The headings of paragraphs in this Agreement are for convenience of reference only and shall not affect the meaning or construction of any provision of this Agreement.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their respective Officers, thereunto duly authorized as of the day and year first above written.

ATTEST:	TRUST: Wireless Fund

By: /s/ Jeff Provence	By: /s/ Ross Provence
Title: President

ATTEST:	CUSTODIAN: Firstar Bank, N.A.

By: /s/ Alan Markarian	By: /s/ Lynnette C. Gibson
Title: Vice President

APPENDIX A

	Authorized Persons	Specimen Signatures

President:	Ross C. Provence	/s/ Ross C. Provence

Vice President:	Bradley J. DeHaven	/s/ Bradley J. DeHaven

Secretary:	Jeffrey R. Provence	/s/ Jeffrey R. Provence

Treasurer:	Jeffrey R. Provence	/s/ Jeffrey R. Provence

Assistant Treasurer:

Adviser Employees:

Transfer Agent/Fund Accountant
Employees:	Gregory B. Getts	/s/ Gregory B. Getts

	Justine S. Marquit	/s/ Justine S. Marquit

	Rita White	/s/ Rita White

  Authority restricted; does not include:____________________________________________
  ___________________________________________________________________________

 APPENDIX B

TO THE CUSTODY AGREEMENT BETWEEN
WIRELESS FUND
AND THE FIRSTAR BANK

 March 9, 2000

FUND	CUSIP

Wireless Fund	97653D107

WIRELESS FUND

By: /s/ Ross Provence
Title: President

FIRSTAR BANK

By: /s/ Lynnette C. Gibson
Title: Vice President

APPENDIX C
Agents of the Custodian

  The following agents are employed currently by Firstar Bank, N.A. for securities processing and control;

The Depository Trust Company (New York)
7 Hanover Square
New York, NY 10004
The Federal Reserve Bank
Cincinnati and Cleveland Branches

Bank of New York
1 Wall Street
New York, NY 10286
(For Foreign Securities and certain non-DTC eligible Securities)

APPENDIX D

Standards Service Guide

Firstar, N.A.
Domestic Custody Fee Schedule for Wireless Fund

Firstar Bank, as Custodian, will receive monthly compensation for services according to the terms of the following Schedule:

I.	Portfolio Transaction Fees:

	(a) For each repurchase agreement transaction	$7.00

	(b) For each portfolio transaction processed through	$9.00
	DTC or Federal Reserve

	(c) For each portfolio transaction processed through
	Our New York custodian	$25.00

	(d) For each GNMA/Amortized Security Purchase	$25.00

	(e) For each GNMA Prin/Int Paydown, GNMA sales	$8.00

	(f) For each covered call option/future contract written,
	Exercised or expired	$10.00

	(g) For each Cedel/Euro clear transaction	$80.00

	(h) For each Disbursement (Fund expenses only)	$5.00

A transaction is a purchase/sale of a security, free receipt/free delivery (exclude initial conversion), maturity, tender or exchange:

II.	Market Value Fee

	Based upon an annual rate of:	Million
	.0003 (3 Basis Points) on First	$20
	.0002 (2 Basis Points) on Next	$30
	.00015 (1.5 Basis Points) on	Balance

III.	Monthly Minimum Fee-Per Fund	$300

Out-of-Pocket Expenses

The only out-of-pocket expenses charged to your account will be shipping fees or transfer fees.

IRA Documents

Per Shareholder/year to hold each IRA Document $4.00

Earnings Credits

On a monthly basis any earnings credits generated from uninvested custody balances will be applied against cash management service fees generated.

EXHIBIT H.1

 TRANSFER AGREEMENT

THIS AGREEMENT is made and entered into this 9th day of March, 2000 by and between Wireless Fund a registered management investment company (the "Fund"), and Mutual Shareholder Services, LLC, an Ohio corporation ("MSS").

 RECITALS:

 A. The Fund is a non-diversified, open-end management investment company registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act" ); and

 B. The Fund desires to appoint MSS as its transfer agent and dividend disbursing and redemption agent, and MSS desires to accept such appointment.

 AGREEMENTS:

 NOW, THEREFORE, in consideration of the mutual covenants herein contained, the parties hereby agree as follows:

 1. DUTIES OF MSS.

1.01 Subject to the terms and conditions set forth in this Agreement, the Fund hereby employs and appoints MSS to act, and MSS agrees to act, as transfer agent for the Fund's authorized and issued shares of beneficial interest of each class of each portfolio of the Fund (the "Shares"), and as dividend disbursing and redemption agent for the Fund.

1.02 MSS agrees that it will perform the following services:

(a) In accordance with procedures established from time to time by agreement between the Fund and MSS, MSS shall:

(i) Receive for acceptance, orders for the purchase of Shares, and promptly deliver payment and appropriate documentation therefore to the Custodian of the Fund authorized by the Board of Directors of the Fund (the " Custodian");

(ii) Pursuant to purchase orders, issue the appropriate number of Shares and hold such Shares in the appropriate Shareholder account;

(iii) Receive for acceptance redemption requests and redemption directions and deliver the appropriate documentation therefore to the Custodian;

(iv) At the appropriate time as and when it receives monies paid to it by the Custodian with respect to any redemption, pay over or cause to be paid over in the appropriate manner such monies as instructed by the redeeming Shareholders;

(v) Effect transfers of Shares by the registered owners thereof upon receipt of appropriate instructions;

(vi) Prepare and transmit payments for dividends and distributions declared by the Fund;

(vii) Maintain records of account for and advise the Fund and its Shareholders as to the foregoing; and

(viii) Record the issuance of shares of the Fund and maintain pursuant to SEC Rule 17Ad-10(e) a record of the total number of shares of the Fund which are authorized, based upon data provided to it by the Fund, and issued and outstanding. MSS shall also provide the Fund on a regular basis with the total number of shares which are authorized and issued and outstanding and shall have no obligation, when recording the issuance of shares, to monitor the issuance of such shares or to take cognizance of any laws relating to the issue or sale of such shares, which functions shall be the sole responsibility of the Fund.

(b) In addition, MSS shall perform all of the customary services of a transfer agent, dividend disbursing and redemption agent, including but not limited to: maintaining all Shareholder accounts, preparing Shareholder meeting lists, mailing proxies, receiving and tabulating proxies, mailing Shareholder reports and prospectuses to current Shareholders, withholding taxes on U.S. resident and non-resident alien accounts, preparing and filing U.S. Treasury Department Forms 1099 and other appropriate forms required with respect to dividends and distributions by federal authorities for all Shareholders, preparing and mailing confirmation forms and statements of account to Shareholders for all purchases and redemptions of Shares and other confirmable transactions in Shareholder accounts, preparing and mailing activity statements for Shareholders, and providing Shareholder account information and provide a system and reports which will enable the Fund to monitor the total number of Shares sold in each State.

Procedures applicable to certain of these services may be established from time to time by agreement between the Fund and MSS.

2. FEES AND EXPENSES

2.01 In consideration of the services to be performed by MSS pursuant to this Agreement, the Fund agrees to pay MSS the fees set forth in the fee schedule attached hereto as Exhibit A.

2.02 In addition to the fee paid under Section 2.01 above, the Fund agrees to reimburse MSS for out-of-pocket expenses or advances incurred by MSS in connection with the performance of its obligations under this Agreement. In addition, any other expenses incurred by MSS at the request or with the consent of the Fund will be reimbursed by the Fund.

2.03 The Fund agrees to pay all fees and reimbursable expenses within five days following the receipt of the respective billing notice. Postage for mailing of dividends, proxies, Fund reports and other mailings to all shareholder accounts shall be advanced to MSS by the Fund at least seven days prior to the mailing date of such materials.

3. REPRESENTATIONS AND WARRANTIES OF MSS

MSS represents and warrants to the Fund that:

3.01 It is a corporation duly organized and existing and in good standing under the laws of the State of Ohio.

3.02 It is duly qualified to carry on its business in the State of Ohio.

3.03 It is empowered under applicable laws and by its charter and by-laws to enter into and perform this Agreement.

3.04 All requisite corporate proceedings have been taken to authorize it to enter into and perform this Agreement.

3.05 It has and will continue to have access to the necessary facilities, equipment and personnel to perform its duties and obligations under this Agreement.

3.06 MSS is duly registered as a transfer agent under the Securities Act of 1934 and shall continue to be registered throughout the remainder of this Agreement.

4. REPRESENTATIONS AND WARRANTIES OF THE FUND

The Fund represents and warrants to MSS that:

4.01 It is a Corporation duly organized and existing and in good standing under the laws of Massachusetts.

4.02 It is empowered under applicable laws and by its charter and By-Laws to enter into and perform this Agreement.

4.03 All corporate proceedings required by said charter and By-Laws have been taken to authorize it to enter into and perform this Agreement.

4.04 It is an open-end and diversified management investment company registered under the 1940 Act.

4.05 A registration statement under the Securities Act of 1933 is currently or will become effective and will remain effective, and appropriate state securities law filings as required, have been or will be made and will continue to be made, with respect to all Shares of the Fund being offered for sale.

5. INDEMNIFICATION

5.01 MSS shall not be responsible for, and the Fund shall indemnify and hold MSS harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to:

(a) All actions of MSS or its agents or subcontractors required to be taken pursuant to this Agreement, provided that such actions are taken in good faith and without gross negligence or willful misconduct.

(b) The Fund's refusal or failure to comply with the terms of this Agreement, or which arise out of the Fund's lack of good faith, gross negligence or willful misconduct or which arise out of the breach of any representation or warranty of the Fund hereunder.

(c) The reliance on or use by MSS or its agents or subcontractors of information, records and documents which (i) are received by MSS or its agents or subcontractors and furnished to it by or on behalf of the Fund, and (ii) have been prepared and/or maintained by the Fund or any other person or firm on behalf of the Fund.

(d) The reliance on, or the carrying out by MSS or its agents or subcontractors of, any instructions or requests of the Fund.

(e) The offer or sale of Shares in violation of any requirement under the federal securities laws or regulations or the securities laws or regulations of any state that such Shares be registered in such state or in violation of any stop order or other determination or ruling by any federal agency or any state with respect to the offer or sale of such Shares in such state.

5.02 MSS shall indemnify and hold the Fund harmless from and against any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to any action or failure or omission to act by MSS as a result of MSS's lack of good faith, gross or ordinary negligence or willful misconduct.

5.03 At any time MSS may apply to any officer of the Fund for instructions, and may consult with legal counsel with respect to any matter arising in connection with the services to be performed by MSS under this Agreement, and MSS and its agents or subcontractors shall not be liable and shall be indemnified by the Fund for any action taken or omitted by it in reliance upon such instructions or upon the opinion of such counsel. MSS, its agents and subcontractors shall be protected and indemnified in acting upon any paper or document furnished by or on behalf of the Fund, reasonably believed to be genuine and to have been signed by the proper person or persons, or upon any instruction, information, data, records or documents provided MSS or its agents or subcontractors by machine readable input, telex, CRT data entry or other similar means authorized by the Fund, and shall not be held to have notice of any change of authority of any person, until receipt of written notice thereof from the Fund. MSS, its agents and subcontractors shall also be protected and indemnified in recognizing stock certificates which are reasonably believed to bear the proper manual or facsimile signatures of the officers of the Fund, and the proper countersignature of any former transfer agent or registrar, or of a co-transfer agent or co-registrar.

5.04 In the event either party is unable to perform its obligations under the terms of this Agreement because of acts of God, strikes, equipment or transmission failure or damage reasonably beyond its control, or other causes reasonably beyond its control, such party shall not be liable for damages to the other for any damages resulting from such failure to perform or otherwise from such causes.

5.05 Neither party to this Agreement shall be liable to the other party for consequential damages under any provision of this Agreement or for any act or failure to act hereunder.

5.06 Upon the assertion of a claim for which either party may be required to indemnify the other, the party of seeking indemnification shall promptly notify the other party of such assertion, and shall keep the other party advised with respect to all developments concerning such claim. The party who may be required to indemnify shall have the option to participate with the party seeking indemnification the defense of such claim. The party seeking indemnification shall in no case confess any claim or make any compromise in any case in which the other party may be required to indemnify it except with the other party's prior written consent.

6. COVENANTS OF THE FUND AND MSS

6.01 The Fund shall promptly furnish to MSS a certified copy of the resolution of the Board of Directors of the Fund authorizing the appointment of MSS and the execution and delivery of this Agreement.

6.02 MSS hereby agrees to establish and maintain facilities and procedures reasonably acceptable to the Fund for safekeeping of stock certificates, check forms and facsimile signature imprinting devices, if any; and for the preparation or use, and for keeping account of, such certificates, forms and devices.

6.03 MSS shall keep records relating to the services to be performed hereunder, in the form and manner as it may deem advisable. To the extent required by Section 31 of the 1940 Act, as amended, and the Rules thereunder, MSS agrees that all such records prepared or maintained by MSS relating to the services to be performed by MSS hereunder are the property of the Fund and will be preserved, maintained and made available in accordance with such Section and Rules, and will be surrendered promptly to the Fund on and in accordance with its request.

6.04 MSS and the Fund agree that all books, records, information and data pertaining to the business of the other party which are exchanged or received pursuant to the negotiation or the carrying out of this Agreement shall remain confidential, and shall not be voluntarily disclosed to any other person, except as may be required by law.

6.05 In case of any requests or demands for the inspection of the Shareholder records of the Fund, MSS will endeavor to notify the Fund and to secure instructions from an authorized officer of the Fund as to such inspection. MSS reserves the right, however, to exhibit the Shareholder records to any person whenever it is advised by its counsel that it may be held liable for the failure to exhibit the Shareholder records to such person, and shall promptly notify the Fund of any unusual request to inspect or copy the shareholder records of the Fund or the receipt of any other unusual request to inspect, copy or produce the records of the Fund.

7. TERM OF AGREEMENT

7.01 This Agreement shall become effective as of the date hereof and shall remain in force for a period of three years; provided, however, that each party to this Agreement have the option to terminate the Agreement without penalty, upon 90 days prior written notice.

7.02 Should the Fund exercise its right to terminate, all out-of-pocket expenses associated with the movement of records and material will be borne by the Fund. Additionally, MSS reserves the right to charge for any other reasonable expenses associated with such termination.

8. MISCELLANEOUS

8.01 Neither this Agreement nor any rights or obligations hereunder may be assigned by either party without the written consent of the other party. This Agreement shall inure to the benefit of and be binding upon the parties and their respective permitted successors and assigns.

8.02 This Agreement may be amended or modified by a written agreement executed by both parties and authorized or approved by a resolution of the Board of Directors of the Fund.

8.03 The provisions of this Agreement shall be construed and interpreted in accordance with the laws of the State of Ohio as at the time in effect and the applicable provisions of the 1940 Act. To the extent that the applicable law of the State of Ohio, or any of the provisions here in, conflict with the applicable provisions of the 1940 Act, the latter shall control.

8.04 This Agreement constitutes the entire agreement between the parties hereto and supersedes any prior agreement with respect to the subject matter hereof whether oral or written.

8.05 All notices and other communications hereunder shall be in writing, shall be deemed to have been given when received or when sent by telex or facsimile, and shall be given to the following addresses (or such other addresses as to which notice is given):

To the Fund:	To MSS:

Wireless Fund	Mutual Shareholder Services, LLC
411 West Madison Avenue	1301 East Ninth Street, Suite 1005
El Cajon, CA 92020	Cleveland, OH 44114

IN WITNESS WHEREOF, the parties hereto have executed this Agreement as of the day and year first above written.

Wireless Fund	Mutual Shareholder Services, LLC

By: /s/ Ross Provence	By: /s/ Gregory B. Getts
Its: President	Its: President

EXHIBIT H.2

 ACCOUNTING SERVICES AGREEMENT

THIS AGREEMENT is made and entered into this 9th day of March, 2000 by and between Wireless Fund, a registered management investment company (the "Fund"), and Mutual Shareholder Services LLC ("MSS").an Ohio corporation.

RECITALS:

A. The Fund is a non-diversified, open-end management investment company registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"); and

B. MSS is a corporation experienced in providing accounting services to mutual funds and possesses facilities sufficient to provide such services; and

C. The Fund desires to avail itself of the experience, assistance and facilities of MSS and to have MSS perform the Fund certain services appropriate to the operations of the Fund, and MSS is willing to furnish such services in accordance with the terms hereinafter set forth.

AGREEMENTS:

NOW, THEREFORE, in consideration of the mutual covenants herein contained, the parties hereby agree as follows:

1. DUTIES OF MSS.

MSS will provide the Fund with the necessary office space, communication facilities and personnel to perform the following services for the Fund:

(a) Timely calculate and transmit to NASDAQ the daily net asset value of each class of shares of each portfolio of the Fund, and communicate such value to the Fund and its transfer agent;

(b) Maintain and keep current all books and records of the Fund as required by Rule 31a-1 under the 1940 Act, as such rule or any successor rule may be amended from time to time ("Rule 31a-1"), that are applicable to the fulfillment of MSS's duties hereunder, as well as any other documents necessary or advisable for compliance with applicable regulations as may be mutually agreed to between the Fund and MSS. Without limiting the generality of the foregoing, MSS will prepare and maintain the following records upon receipt of information in proper form from the Fund or its authorized agents:

- Cash receipts journal
- Cash disbursements journal
- Dividend record
- Purchase and sales - portfolio securities journals
- Subscription and redemption journals
- Security ledgers
- Broker ledger
- General ledger
- Daily expense accruals
- Daily income accruals
- Securities and monies borrowed or loaned and collateral therefore
- Foreign currency journals
- Trial balances

(c) Provide the Fund and its investment adviser with daily portfolio valuation, net asset value calculation and other standard operational reports as requested from time to time.

(d) Provide all raw data available from its fund accounting system for the preparation by the Fund or its investment advisor of the following:

1. Semi-annual financial statements;

2. Semi-annual form N-SAR;

3. Annual tax returns;

4. Financial data necessary to update form N-1A;

5. Annual proxy statement.

(e) Provide facilities to accommodate annual audit and any audits or examinations conducted by the Securities and Exchange Commission or any other governmental or quasi-governmental entities with jurisdiction.

MSS shall for all purposes herein be deemed to be an independent contractor and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Fund in any way or otherwise be deemed an agent of the Fund.

2. FEES AND EXPENSES.

(a) In consideration of the services to be performed by MSS pursuant to this Agreement, the Fund agrees to pay MSS the fees set forth in the fee schedule attached hereto as Exhibit A.

(b) In addition to the fees paid under paragraph (a) above, the Fund agrees to reimburse MSS for out-of-pocket expenses or advances incurred by MSS in connection with the performance of its obligations under this Agreement. In addition, any other expenses incurred by MSS at the request or with the consent of the Fund will be reimbursed by the Fund.

(c) The Fund agrees to pay all fees and reimbursable expenses within five days following the receipt of the respective billing notice.

3. LIMITATION OF LIABILITY OF MSS.

(a) MSS shall be held to the exercise of reasonable care in carrying out the provisions of the Agreement, but shall not be liable to the Fund for any action taken or omitted by it in good faith without gross negligence, bad faith, willful misconduct or reckless disregard of its duties hereunder. It shall be entitled to rely upon and may act upon the accounting records and reports generated by the Fund, advice of the Fund, or of counsel for the Fund and upon statements of the Fund's independent accountants, and shall not be liable for any action reasonably taken or omitted pursuant to such records and reports or advice, provided that such action is not, to the knowledge of MSS, in violation of applicable federal or state laws or regulations, and provided further that such action is taken without gross negligence, bad faith, willful misconduct or reckless disregard of its duties.

(b) Nothing herein contained shall be construed to protect MSS against any liability to the Fund to which MSS shall otherwise be subject by reason of willful misfeasance, bad faith, gross negligence in the performance of its duties to the Fund, reckless disregard of its obligations and duties under this Agreement or the willful violation of any applicable law.

(c) Except as may otherwise be provided by applicable law, neither MSS nor its stockholders, officers, directors, employees or agents shall be subject to, and the Fund shall indemnify and hold such persons harmless from and against, any liability for and any damages, expenses or losses incurred by reason of the inaccuracy of information furnished to MSS by the Fund or its authorized agents.

4. REPORTS.

(a) The Fund shall provide to MSS on a quarterly basis a report of a duly authorized officer of the Fund representing that all information furnished to MSS during the preceding quarter was true, complete and correct in all material respects. MSS shall not be responsible for the accuracy of any information furnished to it by the Fund or its authorized agents, and the Fund shall hold MSS harmless in regard to any liability incurred by reason of the inaccuracy of such information.

(b) Whenever, in the course of performing its duties under this Agreement, MSS determines, on the basis of information supplied to MSS by the Fund or its authorized agents, that a violation of applicable law has occurred or that, to its knowledge, a possible violation of applicable law may have occurred or, with the passage of time, would occur, MSS shall promptly notify the Fund and its counsel of such violation.

5. ACTIVITIES OF MSS.

The services of MSS under this Agreement are not to be deemed exclusive, and MSS shall be free to render similar services to others so long as its services hereunder are not impaired thereby.

6. ACCOUNTS AND RECORDS.

The accounts and records maintained by MSS shall be the property of the Fund, and shall be surrendered to the Fund promptly upon request by the Fund in the form in which such accounts and records have been maintained or preserved. MSS agrees to maintain a back-up set of accounts and records of the Fund (which back-up set shall be updated on at least a weekly basis) at a location other than that where the original accounts and records are stored. MSS shall assist the Fund's independent auditors, or, upon approval of the Fund, any regulatory body, in any requested review of the Fund's accounts and records. MSS shall preserve the accounts and records as they are required to be maintained and preserved by Rule 31a-1.

7. CONFIDENTIALITY.

MSS agrees that it will, on behalf of itself and its officers and employees, treat all transactions contemplated by this Agreement, and all other information germane thereto, as confidential and not to be disclosed to any person except as may be authorized by the Fund.

8. TERM OF AGREEMENT.

(a) This Agreement shall become effective as of the date hereof and shall remain in force for a period of three years; provided, however, that each party to this Agreement have the option to terminate the Agreement, without penalty, upon 90 days prior written notice.

(b) Should the Fund exercise its right to terminate, all out-of-pocket expenses associated with the movements of records and material will be borne by the Fund. Additionally, MSS reserves the right to charge for any other reasonable expenses associated with such termination.

9. MISCELLANEOUS.

(a) Neither this Agreement nor any rights or obligations hereunder may be assigned by either party without the written consent of the other party. This Agreement shall inure to the benefit of and be binding upon the parties and their respective permitted successors and assigns.

(b) The provisions of this Agreement shall be construed and interpreted in accordance with the laws of the State of Ohio as at the time in effect and the applicable provisions of the 1940 Act. To the extent that the applicable law of the State of Ohio, or any of the provisions herein, conflict with the applicable provisions of the 1940 Act, the latter shall control.

(c) This Agreement may be amended by the parties hereto only if such amendment is in writing and signed by both parties.

(d) This Agreement constitutes the entire agreement between the parties hereto and supersedes any prior agreement with respect to the subject matter hereof whether oral or written.

(e) All notices and other communications hereunder shall be in writing, shall be deemed to have been given when received or when sent by telex or facsimile, and shall be given to the following addresses (or such other addresses as to which notice is given):

To the Fund:	To MSS:

Wireless Fund	Mutual Shareholder Services, LLC
411 West Madison Avenue	1301 East Ninth Street, Suite 1005
El Cajon, CA 92020	Cleveland, OH 44114

IN WITNESS WHEREOF, the parties hereto have executed this Agreement as of the day and year first above written.

Wireless Fund	Mutual Shareholder Services, LLC

By: /s/ Ross Provence	By: /s/ Gregory B. Getts
Its: President	Its: President

Exhibit A Mutual Shareholder Services, LLC Fee Schedule

Accounting Fees

If average value of fund is
between the following			Yearly Fee	Monthly Fee
-	25,000,000		21,000	1,750
25,000,000	50,000,000		30,500	2,542
50,000,000	75,000,000		36,250	3,021
75,000,000	100,000,000		42,000	3,500
100,000,000	125,000,000		47,750	3,979
125,000,000	150,000,000		53,500	4,458
150,000,000	-		59,250	4,938

Shareholder Servicing Fees

11.50	annual fee per shareholder with a
	min of $775.00 charge per month

Blue Sky Servicing Fees

100.00	per state per filing

* Discount calculated as follows:
Discount	Net assets of Fund
60%	-	500,000
50%	500,000	1,000,000
45%	1,000,000	2,000,000
40%	2,000,000	3,000,000
35%	3,000,000	4,000,000
30%	4,000,000	5,000,000
25%	5,000,000	6,000,000
20%	6,000,000	7,000,000
15%	7,000,000	8,000,000
10%	8,000,000	9,000,000
5%	9,000,000	10,000,000
0%	10,000,000	11,000,000
	11,000,000	-

** First six months of contract $200.00 additional discount

EXHIBIT I

 ROSS C. PROVENCE
ATTORNEY AT LAW

411 West Madison Avenue
El Cajon, California 92020
(619) 588-9696 - Fax (619) 588-9701

March 27, 2000

Board of Trustees
Wireless Fund
411 West Madison Avenue
El Cajon, California 92020

Dear Sirs:

You have requested my opinion, as counsel to Wireless Fund, a Massachusetts business trust (the "Trust"), as to certain matters regarding the organization of the Trust, the registration of the Trust under the Investment Company Act of 1940 and the registration under the Securities Act of 1933 of an indefinite number of shares of beneficial interest for the Series of Shares ("Series") of the Trust.

As such counsel, I have examined certified or other copies, believed by me to be genuine, of the Declaration of Trust, the By-Laws of the Trust, resolutions and minutes of meetings of the Trust's Board of Trustees and such other documents as I have deemed to be necessary to render the opinion expressed herein. Based upon such examination, I am of the opinion that the Trust is duly organized and existing under the laws of the State of Massachusetts, that the issuance of the Series has been duly authorized by the Trust and that, when sold in accordance with the terms of the Trust's Registration Statement on form N-1A, including receipt by the Trust of full payment for the Series, the Series will have been validly issued, fully paid and non-assessable.

It is noted, however, that the Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Declaration of Trust states that all persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the Trust for payment under such credit, contract or claim; and neither the Shareholders nor the Trustees, nor any of their agents, whether past, present or future, shall be personally liable therefor. It also requires that every note, bond, contact or other undertaking issued by or on behalf of the Trust or the Trustees relating to the Trust shall include a recitation limiting the obligations represented thereby to the Trust and its assets. The Declaration of Trust further provides: (1) for indemnification from the assets of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust by virtue of ownership of shares of the Trust; and (2) for the Trust to assume the defense of any claim against the shareholders for any act or obligation of the Trust. Thus, the risk of

Board of Trustees
Wireless Fund
March 27, 2000
Page Two

a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust or Series would be unable to meet its obligations.

I hereby consent to the use of this opinion as an exhibit to the Trust's Registration Statement on Form N-1A filed with the Securities and Exchange Commission and in any amendment thereto.

Very truly yours,

/s/ Ross C. Provence
ROSS C. PROVENCE

EXHIBIT L

 SUBSCRIPTION AGREEMENT BETWEEN THE TRUST AND THE INVESTORS

 WIRLESS FUND

LETTER OF INVESTMENT INTENT

March 14, 2000

To the Board of Trustees of the Wireless Fund:

The undersigned (the "Purchaser") hereby subscribes to purchase a beneficial interest ("Interest") of the Wireless Fund in the amount of one hundred thousand dollars ($100,000.00) for five thousand (5,000) shares at net asset value of twenty dollars ($20.00) per share, in consideration for which the Purchase agrees to transfer to you upon demand cash in the amount of one hundred thousand dollars ($100,000.00).

The Purchaser agrees that the Interest is being purchases for investment purposes only and with no present intention of reselling or redeeming said Interest.

GOD UNLIMITED/UNIVERSITY OF HEALING,
a non profit organization

/s/ Ellen Jermini
By: Ellen Jermini, Chairman

/s/ Stefan Strassle
By: Stefan Strassle, President

CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS

As independent public accountants, we hereby consent to the use in this Pre-effective Amendment No. 1 to the Registration Statement for Wireless Trust of all references to our firm included in or made a part of this Amendment.

McCurdy & Associates CPA's, Inc.

March 23, 2000